United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2009

Date of Reporting Period:  11/30/2009

Item 1.                      Reports to Stockholders

Federated Stock and Bond Fund

Established 1934

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$13.11	$19.99	$20.55	$18.95	$18.38
Income From Investment Operations:
Net investment income	0.29	0.40	0.41	0.38	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.52	(4.91)	1.42	1.93	0.56
TOTAL FROM INVESTMENT OPERATIONS	2.81	(4.51)	1.83	2.31	0.87
Less Distributions:
Distributions from net investment income	(0.27)	(0.42)	(0.40)	(0.38)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.27)	(2.37)	(2.39)	(0.71)	(0.30)
Net Asset Value, End of Period	$15.65	$13.11	$19.99	$20.55	$18.95
Total Return[2]	21.84%	(25.39)%	9.88%	12.55%[3]	4.75%[3,4]
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%[5]	1.25%[5]	1.17%[5]	1.16%[5]
Net investment income	2.00%	2.48%	2.07%	1.90%	1.63%
Expense waiver/reimbursement[6]	0.26%	0.19%	0.10%	0.12%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,696	$125,373	$195,687	$198,289	$234,204
Portfolio turnover	254%	190%	135%	106%	50%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% and 0.02% on the total return for the years ended November 30, 2006 and 2005, respectively.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.25%, 1.24%, 1.16% and 1.16% for the years ended November 30, 2009, 2008, 2007, 2006 and 2005 respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$13.09	$19.96	$20.52	$18.93	$18.36
Income From Investment Operations:
Net investment income	0.15	0.26	0.25	0.20	0.14
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.55	(4.89)	1.43	1.94	0.58
TOTAL FROM INVESTMENT OPERATIONS	2.70	(4.63)	1.68	2.14	0.72
Less Distributions:
Distributions from net investment income	(0.18)	(0.29)	(0.25)	(0.22)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.18)	(2.24)	(2.24)	(0.55)	(0.15)
Net Asset Value, End of Period	$15.61	$13.09	$19.96	$20.52	$18.93
Total Return[2]	20.86%	(25.97)%	9.05%	11.59%	3.95%[3]
Ratios to Average Net Assets:
Net expenses	2.05%[4]	2.05%[4]	2.03%[4]	1.99%[4]	1.95%[4]
Net investment income	1.23%	1.72%	1.31%	1.07%	0.84%
Expense waiver/reimbursement[5]	0.26%	0.17%	0.10%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,151	$21,637	$41,365	$50,182	$63,151
Portfolio turnover	254%	190%	135%	106%	50%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.04%, 2.05%, 2.03%, 1.98% and 1.95% for the years ended November 30, 2009, 2008, 2007, 2006 and 2005 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$13.04	$19.90	$20.47	$18.88	$18.31
Income From Investment Operations:
Net investment income	0.18	0.26	0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.51	(4.87)	1.42	1.94	0.56
TOTAL FROM INVESTMENT OPERATIONS	2.69	(4.61)	1.68	2.16	0.73
Less Distributions:
Distributions from net investment income	(0.18)	(0.30)	(0.26)	(0.24)	(0.16)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.18)	(2.25)	(2.25)	(0.57)	(0.16)
Net Asset Value, End of Period	$15.55	$13.04	$19.90	$20.47	$18.88
Total Return[2]	20.86%	(25.98)%	9.05%	11.69%	3.98%[3]
Ratios to Average Net Assets:
Net expenses	2.05%[4]	2.05%[4]	2.00%[4]	1.95%[4]	1.93%[4]
Net investment income	1.18%	1.66%	1.30%	1.11%	0.88%
Expense waiver/reimbursement[5]	0.21%	0.16%	0.10%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,278	$20,603	$26,572	$27,033	$28,922
Portfolio turnover	254%	190%	135%	106%	50%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.04%, 2.05%, 2.00%, 1.95% and 1.93% for the years ended November 30, 2009, 2008, 2007, 2006 and 2005 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$13.13	$20.02	$20.57	$18.98	$18.40
Income From Investment Operations:
Net investment income	0.26	0.30	0.33	0.28	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.50	(4.90)	1.43	1.94	0.53
TOTAL FROM INVESTMENT OPERATIONS	2.76	(4.60)	1.76	2.22	0.78
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.32)	(0.30)	(0.20)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.21)	(2.29)	(2.31)	(0.63)	(0.20)
Net Asset Value, End of Period	$15.68	$13.13	$20.02	$20.57	$18.98
Total Return[2]	21.30%	(25.76)%	9.44%	11.98%	4.27%[3]
Ratios to Average Net Assets:
Net expenses	1.75%[4]	1.75%[4]	1.70%[4]	1.68%[4]	1.65%[4]
Net investment income	1.41%	1.93%	1.55%	1.42%	1.31%
Expense waiver/reimbursement[5]	0.18%	0.14%	0.10%	0.11%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,254	$18,947	$16,070	$10,234	$1,048
Portfolio turnover	254%	190%	135%	106%	50%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.75%, 1.70%, 1.67% and 1.65% for the years ended November 30, 2009, 2008, 2007, 2006 and 2005 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,139.50	$6.70
Class B Shares	$1,000	$1,135.60	$10.97
Class C Shares	$1,000	$1,135.30	$10.97
Class K Shares	$1,000	$1,137.40	$9.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.33
Class B Shares	$1,000	$1,014.79	$10.35
Class C Shares	$1,000	$1,014.79	$10.35
Class K Shares	$1,000	$1,016.29	$8.85
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.05%
Class K Shares	1.75%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

For the fiscal year ended November 30, 2009, the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares produced total returns of 21.84%, 20.86%, 20.86% and 21.30%, respectively, at net asset value. That compares with a 23.09% return for the Fund's Blended Index (as described below) and 26.15% for Morningstar's Moderate Allocation Funds Category Average.1 The Fund's Blended Index is comprised of 50% of the return of the Russell 3000 Index,2 10% of the return of the MSCI All Country World ex US Index3 and 40% of the return of the Barclays Capital U.S. Universal Index4 which had total returns of 27.17%, 46.44%, and 14.18%, respectively, during the reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return data of the indices.

The following discussion will focus on the performance of the Fund's
Class A Shares.

1	Morningstar's Moderate Allocation is the category of funds which seek to provide both capital appreciation and income by investing in stocks, bonds and cash. These funds typically invest between 50% to 70% of assets in equities and the remainder in fixed income and cash. Investments cannot be made in an average.
2	The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.
3	The MSCI ACWI (All Country World Index) ex-U.S. Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009 the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices.
4	The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade.
Annual Shareholder Report

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 500 Index5 (S&P 500), experienced substantial volatility throughout the reporting period. The fiscal year began with markets reeling from the fall-out caused by the failure of Lehman Brothers. With the credit crisis, the S&P 500 moved sharply lower, losing nearly 25% between the start of the fiscal year and the market bottom on March 9, 2009. In response to frozen credit markets, bank failures and rapidly deteriorating macroeconomic fundamentals, the Federal Reserve cut interest rates to a range between 0% and 0.25% at the December 16, 2008 Federal Open Market Committee meeting before eventually implementing a program of quantitative easing. Likewise, Congress supported the banking sector via the Troubled Asset Relief Program (TARP) while also passing a $787 billion stimulus plan. These measures, combined with aggressive cost cutting by corporations, led to better-than-expected earnings results in both the second and third quarters of 2009. As a result, the S&P 500 rallied 62% off of the March 9, 2009 low to finish the fiscal year up 22.25% (up 25.39% on a total return basis). Eight out of ten sectors posted positive returns. The three best-performing S&P 500 sectors were: Information Technology, 54.0%; Materials, 42.1%; and Consumer Discretionary, 39.8%. The three lagging sectors were: Telecommunication Services, (1.0)%; Utilities, (1.0)%; and Energy, 7.81%.

5	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.
Annual Shareholder Report

International Equities6

World markets followed a similar path as the United States. Equity markets experienced severe weakness in the opening months of the fiscal year, but rebounded as world governments enacted a wide range of economic bailout measures including the guaranteeing of bank deposits and money market investments, direct investment into financial institutions, nationalization of failing banks, direct purchases of commercial paper and economic stimulus plans. Several countries, including Iceland, Ukraine, Hungary, Belarus and Pakistan, bordered on collapse and required emergency International Monetary Fund bailout packages. As equity markets recovered, emerging markets outperformed significantly. With substantially less exposure to toxic assets, relatively benign debt levels and better demographic and macroeconomic fundamentals, investors poured into emerging markets. As such, the MSCI Emerging Markets Index7 finished the fiscal year with a return of 85.12%. Foreign currencies appreciated against the U.S. dollar in response to aggressive monetary policy and record fiscal deficits. The euro appreciated 18.3%, the sterling rose 6.9% and the yen gained 10.5% against the U.S. dollar during the reporting period.

Interest Rates

Interest rates were mixed over the reporting period, as shorter maturity yields fell while longer maturity yields rose. Long-term rates rose on increasing worries about a pickup of inflation on aggressive monetary easing. Spread bonds, on the other hand, performed well on expectations that credit-related bonds would do well in a growing economic environment.

The two-year Treasury yield fell 0.31% over the past 12 months and finished the reporting period at 0.66%, while the 30-year Treasury yield rose 0.76% in the period to finish at 4.19%. The yield to worst of the Barclay's Capital U.S. Aggregate Bond Index8 stood at 3.40% on November 30, 2009, compared to 4.96% 12 months earlier.

6	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
7	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.
8	The Barclay's Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made directly in an index.
Annual Shareholder Report

Fund Performance

Asset Allocation Strategy Performance

For the reporting period, overall asset allocation strategy added to performance, primarily due to the Fund's successful domestic equity industry group weighting decisions. Likewise, the Fund also benefitted from global developed country allocation decisions. The main detractors from performance included the Fund's market capitalization allocation and the stock-versus-bond allocation. Despite strong absolute returns, U.S. small caps underperformed large caps for the fiscal year, thus detracting from relative performance. Additionally, markets faced severe shifts in macroeconomic fundamentals, and the Fund overweighted stocks too early in the cycle. The Fund was overweight equities at the beginning of the year, which negatively impacted performance as markets continued to sell-off before bottoming on March 9, 2009.

Domestic Equities Performance

In the equity portion of the Fund, a focus on high quality in a strong low quality rally was the primary driver of the Fund's relative underperformance.

The fund was most negatively impacted from stock selection in Consumer Discretionary, Health Care and Consumer Staples. The stocks that were the largest detractors from performance were:

●Cephalon Inc., a biopharmaceutical company which engages in the discovery, development, and commercialization of products for the central nervous system, inflammatory diseases, pain and oncology therapeutic areas. In general, health care stocks underperformed during the fiscal year as investors preferred more cyclical names during the stock market recovery. Uncertainties surrounding possible health care reform in the United States also affected the sector. Cephalon, Inc. was down 25.60% for the period.

●JetBlue Airways Corp., which provides passenger air transportation services in the United States. The stock was negatively impacted by a significant slowdown in consumer spending due to the credit and housing crises. For the reporting period, the stock lost 52.17%.

●Lowe's Companies, Inc., which, together with its subsidiaries, operates as a home improvement retailer in the United States and Canada. The firm was hurt by the precipitous decline in the real estate market as well as a sharp slowdown in consumer spending. The stock was down 24.96% over the reporting period.

On the positive side, the Fund benefitted from stock selection decisions in Energy, Materials and Financials. The stocks that aided relative performance included:

●The Goldman Sachs Group, Inc., a bank holding company, specializing in investment banking, trading and principal investments, asset management and securities services. The firm benefitted from being the first U.S. bank to repay TARP loans and was up 117.43% for the period.

●

Annual Shareholder Report

Petroleo Brasileiro SA, based in Brazil, explores for and produces oil and natural gas. The firm benefitted from a recovery in oil prices as well as its exposure to emerging markets. The stock was up 109.66% for the fiscal year.

●EMC Corp/Massachusetts, which provides enterprise storage systems, software, networks and services. The stock rallied as cyclical sectors, like information technology, led the recovery off of the March 9th lows. The stock was up 59.22% for the period.

Fixed-Income Performance9

The bond portion of the Fund outperformed its benchmark by a significant margin during the 12-month reporting period due mostly to sector management. Currency management had a very slight benefit. Duration10 management detracted from performance, and security selection in total had a slight negative impact on performance. Sector calls helped performance due to a considerable overweight in residential Mortgage Backed Securities, Commercial Mortgage-Backed Securities (CMBS), emerging markets and corporates (both investment-grade and high-yield corporates). Security selection was a significant positive for performance in the CMBS sector while the Federated Emerging Market Core Fund, The High Yield Bond Fund, and Federated Mortgage-Backed Securities Fund portfolios were a drag on performance. Security selection detracted from relative performance in the investment-grade sector. Union Central Life, Regional Diversified, Pacific Life and the Camp Pendelton bonds each underperformed in the past year, while the Textron Trust Preferred Securities, Prologis, AXA Financial and Enterprise Rent-A-Car were good performers, offsetting some of the drag from overall security selection.

9	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
10	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class A Shares) (the “Fund”) from October 31, 1999 to November 30, 2009, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000)2, 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2009
1 Year	15.16%
5 Years	2.16%
10 Years	2.70%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI ex US is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class B Shares) (the “Fund”) from October 31, 1999 to November 30, 2009, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000)2, 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2009
1 Year	15.36%
5 Years	2.19%
10 Years	2.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI ex US is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class C Shares) (the “Fund”) from October 31, 1999 to November 30, 2009, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000)2, 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2009
1 Year	19.86%
5 Years	2.53%
10 Years	2.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and the LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI ex US is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers four other classes of shares, Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class K Shares) (the “Fund”) from October 31, 1999 to November 30, 2009, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000)2, 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	21.30%
5 Years	2.85%
10 Years	2.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI ex US is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	53.7%
Corporate Debt Securities	11.8%
International Equity Securities	7.2%
U.S. Treasury and Agency Securities	5.8%
Mortgage-Backed Securities[3]	4.8%
Foreign Debt Securities	1.6%
Asset-Backed Securities	0.9%
Municipal Security[4]	0.0%
Derivative Contracts[5]	0.2%
Cash Equivalents[6]	14.8%
Other Assets and Liabilities — Net[7]	(0.8)%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2009, the Fund's sector composition8 was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	21.8%
Financials	15.0%
Consumer Staples	14.7%
Industrials	11.3%
Energy	8.7%
Materials	8.7%
Health Care	8.6%
Consumer Discretionary	5.9%
Utilities	5.3%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments

November 30, 2009

Shares or Principal Amount			Value in U.S. Dollars
		Common Stocks – 37.7%
		Consumer Discretionary – 2.2%
3,392	[1]	Apollo Group, Inc., Class A	193,581
8,870		Block (H&R), Inc.	180,061
11,585		Carnival Corp.	371,068
11,500	[1]	Coach, Inc.	399,625
9,400		Dollar General Corp.	216,200
10,440	[1]	Gymboree Corp.	416,765
7,659		International Game Technology	144,679
1,000	[1]	Lear Corp.	62,990
6,760		Marriott International, Inc., Class A	173,866
33,383		McDonald's Corp.	2,111,475
19,298	[1]	Starbucks Corp.	422,626
5,084		Starwood Hotels & Resorts	162,790
5,402		Target Corp.	251,517
12,393		Yum! Brands, Inc.	437,101
		TOTAL	5,544,344
		Consumer Staples – 5.6%
35,420		Altria Group, Inc.	666,250
10,956		Archer-Daniels-Midland Co.	337,554
15,221		Avon Products, Inc.	521,319
3,502		Colgate-Palmolive Co.	294,833
7,694		ConAgra Foods, Inc.	170,730
13,130		General Mills, Inc.	892,840
5,449		Heinz (H.J.) Co.	231,310
14,819		Kellogg Co.	779,183
2,846		Kimberly-Clark Corp.	187,751
25,378		Kraft Foods, Inc., Class A	674,547
17,337		Kroger Co.	394,243
2,845		Lorillard, Inc.	221,654
2,674		Molson Coors Brewing Co., Class B	120,892
11,114		Nestle SA	525,749
26,917		PepsiCo, Inc.	1,674,776
32,612		Philip Morris International Inc.	1,568,311
23,712		Procter & Gamble Co.	1,478,443
2,925		Reynolds American, Inc.	146,133
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
39,758		The Coca-Cola Co.	2,274,158
11,540		Wal-Mart Stores, Inc.	629,507
		TOTAL	13,790,183
		Energy – 3.3%
2,429		Anadarko Petroleum Corp.	144,598
4,948		Apache Corp.	471,446
3,100		CONSOL Energy, Inc.	142,352
3,250		Chesapeake Energy Corp.	77,740
22,479		Chevron Corp.	1,754,261
7,483		ConocoPhillips	387,395
2,216		Devon Energy Corp.	149,248
1,263		EOG Resources, Inc.	109,237
32,496		Exxon Mobil Corp.	2,439,475
4,529		Halliburton Co.	132,971
1,464		Hess Corp.	84,853
3,540		Marathon Oil Corp.	115,475
27	[1]	NRG Energy, Inc.	646
2,080	[1]	National-Oilwell, Inc.	89,482
873		Noble Energy, Inc.	56,963
4,017		Occidental Petroleum Corp.	324,533
13,900		Schlumberger Ltd.	888,071
1,692	[1]	Southwestern Energy Co.	74,380
3,207		Spectra Energy Corp.	62,248
2,949	[1]	Transocean Ltd.	251,815
9,195		XTO Energy, Inc.	390,236
		TOTAL	8,147,425
		Financials – 5.6%
2,845		AON Corp.	110,187
6,500		Ace, Ltd.	316,615
4,900		Aflac, Inc.	225,547
5,571		Allstate Corp.	158,272
11,712		American Express Co.	489,913
1,238		Avalonbay Communities, Inc.	89,433
1,136		BB&T Corp.	28,286
111,252		Bank of America Corp.	1,763,344
2,137		Boston Properties, Inc.	143,136
663		CME Group, Inc.	217,616
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
4,381	Capital One Financial Corp.	168,055
3,583	Chubb Corp.	179,652
134,849	Citigroup, Inc.	554,229
4,231	Equity Residential Properties Trust	136,280
1,341	Fifth Third Bancorp	13,517
1,486	Franklin Resources, Inc.	160,533
8,155	Goldman Sachs Group, Inc.	1,383,577
4,471	HCP Inc.	139,942
3,974	Hartford Financial Services Group, Inc.	97,204
1,832	Health Care REIT, Inc.	81,616
9,478	Host Hotels & Resorts, Inc.	99,709
834	Hudson City Bancorp, Inc.	11,084
55,088	J.P. Morgan Chase & Co.	2,340,689
3,208	Lincoln National Corp.	73,495
3,699	Loews Corp.	131,019
5,472	Marsh & McLennan Cos., Inc.	123,394
8,744	MetLife, Inc.	298,957
13,754	Morgan Stanley	434,351
789	PNC Financial Services Group	44,981
3,343	Principal Financial Group	84,879
6,976	Progressive Corp. Ohio	116,988
6,750	Prologis Trust	88,290
4,722	Prudential Financial	235,392
2,086	Public Storage	166,004
2,073	Regions Financial Corp.	12,148
9,599	Schwab (Charles) Corp.	175,950
4,339	Simon Property Group, Inc.	315,272
4,937	State Street Corp.	203,898
867	SunTrust Banks, Inc.	20,487
8,700	T. Rowe Price Group, Inc.	425,691
12,010	The Bank of New York Mellon Corp.	319,946
15,372	The Travelers Cos, Inc.	805,339
19,306	U.S. Bancorp	465,854
3,434	Unum Group	65,383
2,390	Ventas, Inc.	102,603
2,383	Vornado Realty Trust	155,991
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
8,168		Wells Fargo & Co.	229,031
		TOTAL	14,003,779
		Health Care – 3.2%
17,094		Abbott Laboratories	931,452
3,651		Aetna, Inc.	106,281
3,009	[1]	Amgen, Inc.	169,557
819		Bard (C.R.), Inc.	67,330
11,086		Baxter International, Inc.	604,741
2,002		Becton, Dickinson & Co.	149,750
12,547	[1]	Boston Scientific Corp.	105,018
5,753		Bristol-Myers Squibb Co.	145,608
2,292		CIGNA Corp.	73,527
2,993		Cardinal Health, Inc.	96,464
1,352	[1]	Celgene Corp.	74,968
4,600	[1]	Cephalon, Inc.	252,770
2,226	[1]	Express Scripts, Inc., Class A	190,991
2,623	[1]	Gilead Sciences, Inc.	120,789
1,455	[1]	Humana, Inc.	60,397
319	[1]	Intuitive Surgical, Inc.	89,492
16,378		Johnson & Johnson	1,029,194
904	[1]	Laboratory Corp. of America Holdings	65,956
2,922		Lilly (Eli) & Co.	107,325
2,208		McKesson HBOC, Inc.	136,940
3,903	[1]	Medco Health Solutions, Inc.	246,514
9,232		Medtronic, Inc.	391,806
18,731		Merck & Co., Inc.	678,234
52,157		Pfizer, Inc.	947,693
1,311		Quest Diagnostics, Inc.	75,959
2,886	[1]	St. Jude Medical, Inc.	105,945
2,341		Stryker Corp.	117,986
1,196	[1]	Thermo Fisher Scientific Inc.	56,487
16,935		UnitedHealth Group, Inc.	485,527
3,944	[1]	Wellpoint, Inc.	213,094
1,809	[1]	Zimmer Holdings, Inc.	107,039
		TOTAL	8,004,834
		Industrials – 4.3%
9,230		3M Co.	714,771
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
682		Avery Dennison Corp.	25,616
5,967		Boeing Co.	312,730
1,594		Burlington Northern Santa Fe	156,690
1,021		C.H. Robinson Worldwide, Inc.	56,911
2,385		CSX Corp.	113,240
9,313		Caterpillar, Inc.	543,786
784		Cintas Corp.	22,023
1,628		Cummins, Inc.	73,097
2,135		Danaher Corp.	151,414
3,448		Deere & Co.	184,503
1,250		Donnelley (R.R.) & Sons Co.	25,725
314		Dun & Bradstreet Corp.	24,677
1,343		Eaton Corp.	85,818
6,175		Emerson Electric Co.	255,707
5,468		FedEx Corp.	461,773
7,399		Fluor Corp.	314,310
3,175		General Dynamics Corp.	209,233
115,521		General Electric Co.	1,850,646
6,197		Honeywell International, Inc.	238,399
1,504		ITT Corp.	77,787
3,172		Illinois Tool Works, Inc.	154,286
1,095	[1]	Iron Mountain, Inc.	26,280
2,674		Lockheed Martin Corp.	206,513
15,283		Norfolk Southern Corp.	785,546
2,619		Northrop Grumman Corp.	143,521
3,011		PACCAR, Inc.	111,648
1,280		Pitney Bowes, Inc.	29,491
1,165		Precision Castparts Corp.	120,787
15,253		Raytheon Co.	785,987
1,962		Republic Services, Inc.	55,328
920		Robert Half International, Inc.	20,544
524	[1]	Stericycle, Inc.	28,679
13,535		Tyco International Ltd.	485,500
3,111		Union Pacific Corp.	196,802
6,075		United Parcel Service, Inc.	349,130
16,064		United Technologies Corp.	1,080,143
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
2,941		Waste Management, Inc.	96,582
		TOTAL	10,575,623
		Information Technology – 8.2%
6,155	[1]	Adobe Systems, Inc.	215,917
6,041		Altera Corp.	127,042
5,949		Analog Devices, Inc.	178,411
5,947	[1]	Apple, Inc.	1,188,865
27,230		Applied Materials, Inc.	335,201
5,798		Automatic Data Processing, Inc.	251,923
26,175	[1]	Broadcom Corp.	764,310
4,681		CA, Inc.	103,450
49,134	[1]	Cisco Systems, Inc.	1,149,736
3,416	[1]	Cognizant Technology Solutions Corp.	150,065
7,967		Corning, Inc.	132,890
8,805	[1]	Dell, Inc.	124,327
18,118	[1]	EMC Corp. Mass	304,926
13,052	[1]	eBay, Inc.	319,383
4,033	[1]	Google Inc.	2,351,239
24,517		Hewlett-Packard Co.	1,202,804
129,232		Intel Corp.	2,481,254
12,049		International Business Machines Corp.	1,522,391
3,782	[1]	Intuit, Inc.	110,472
4,558		Linear Technology Corp.	122,929
1,109		Mastercard, Inc. Class A	267,114
3,800	[1]	McAfee, Inc.	144,970
17,945	[1]	Micron Technology, Inc.	134,946
108,904		Microsoft Corp.	3,202,867
11,158		Motorola, Inc.	89,376
11,168	[1]	NVIDIA Corp.	145,854
45,828		Oracle Corp.	1,011,882
3,764		Paychex, Inc.	118,001
17,596		Qualcomm, Inc.	791,820
9,634	[1]	Symantec Corp.	171,004
25,970		Texas Instruments, Inc.	656,781
8,044		Western Union Co.	148,412
5,702		Xilinx, Inc.	129,093
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
14,055	[1]	Yahoo, Inc.	210,403
		TOTAL	20,360,058
		Materials – 3.3%
4,309		Air Products & Chemicals, Inc.	357,345
20,182		Alcoa, Inc.	252,679
2,654		BHP Billiton LTD — SPON ADR	199,846
1,972		Ball Corp.	97,437
13,802		Barrick Gold Corp.	589,207
23,460		Dow Chemical Co.	651,719
18,549		Du Pont (E.I.) de Nemours & Co.	641,425
4,922		Ecolab, Inc.	221,047
8,425		Freeport-McMoRan Copper & Gold, Inc.	697,590
8,902		International Paper Co.	226,556
11,185		Monsanto Co.	903,189
10,187		Newmont Mining Corp.	546,431
6,693		Nucor Corp.	283,850
3,567	[1]	Owens-Illinois, Inc.	111,540
3,366		PPG Industries, Inc.	200,041
3,600		Potash Corp. of Saskatchewan, Inc.	404,712
13,039		Praxair, Inc.	1,069,589
2,491		Sigma-Aldrich Corp.	132,870
6,382		United States Steel Corp.	285,020
2,552		Vulcan Materials Co.	123,721
4,365		Weyerhaeuser Co.	169,973
		TOTAL	8,165,787
		Utilities – 2.0%
9,181	[1]	AES Corp.	116,966
3,276		Ameren Corp.	85,143
6,582		American Electric Power Co., Inc.	211,875
3,754		Consolidated Edison Co.	161,084
2,714		Constellation Energy Group	86,359
2,287		DTE Energy Co.	91,732
8,137		Dominion Resources, Inc.	296,024
17,986		Duke Energy Corp.	300,006
1,819		EQT Corp.	74,852
4,492		Edison International	152,953
2,695		Entergy Corp.	211,962
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
9,230		Exelon Corp.	444,701
5,702		FPL Group, Inc.	296,333
4,303		FirstEnergy Corp.	185,373
5,081		P G & E Corp.	215,130
5,217		PPL Corp.	159,223
12,016		Progress Energy, Inc.	469,705
7,066		Public Service Enterprises Group, Inc.	221,590
2,411		Questar Corp.	95,644
3,518		Sempra Energy	186,947
23,859		Southern Co.	765,635
6,340		Xcel Energy, Inc.	128,829
		TOTAL	4,958,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,604,297)	93,550,099
		Asset-Backed Securities – 0.9%
$19,075	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	15,832
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	212,926
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	685,544
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.318%, 4/15/2041	330,831
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	70,311
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	331,479
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	302,060
250,000		Morgan Stanley Capital, Inc. A4, 6.076%, 6/11/2049	209,319
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,441,592)	2,158,302
		Collateralized Mortgage Obligations – 0.3%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	757,438
5,743	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,446
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $816,269)	760,884
		Corporate Bonds – 6.9%
		Basic Industry@0018Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	112,540
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,595
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Praxair, Inc., 4.625%, 03/30/2015	109,661
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	36,472
		TOTAL	302,268
		Basic Industry@0018Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	83,583
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	70,434
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	103,800
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,761
200,000		Barrick Gold Corp., 6.950%, 04/01/2019	234,034
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	114,233
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	130,631
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	104,629
		TOTAL	853,105
		Basic Industry@0018Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	33,607
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,500
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	1,388
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	91,524
		TOTAL	147,019
		Capital Goods@0018Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,129
100,000		Boeing Co., 4.875%, 02/15/2020	104,249
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,583
		TOTAL	184,961
		Capital Goods@0018Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	51,873
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	40,917
		TOTAL	92,790
		Capital Goods@0018Diversified Manufacturing – 0.2%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	21,944
70,000		Emerson Electric Co., 4.875%, 10/15/2019	74,517
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	75,145
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	107,109
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	63,450
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,211
		TOTAL	393,376
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Capital Goods@0018Environmental – 0.1%
$110,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	115,496
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,255
		TOTAL	144,751
		Capital Goods@0018Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	42,324
		Communications@0018Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,678
100,000		Comcast Corp., 7.050%, 03/15/2033	110,284
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	111,995
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	127,863
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,456
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,492
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	53,530
		TOTAL	522,298
		Communications@0018Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	142,238
90,000	[2,3]	News America, Inc., 5.650%, 08/15/2020	95,528
		TOTAL	237,766
		Communications@0018Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	172,447
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	97,058
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,569
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	98,781
		TOTAL	389,855
		Communications@0018Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	15,480
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	160,810
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	49,262
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	110,536
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	44,419
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	56,387
		TOTAL	436,894
		Consumer Cyclical@0018Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	76,954
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Cyclical@0018Entertainment – 0.2%
$80,000		International Speedway Corp., 5.400%, 04/15/2014	84,030
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	310,443
		TOTAL	394,473
		Consumer Cyclical@0018Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	46,652
		Consumer Cyclical@0018Retailers – 0.2%
187,274	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	180,772
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	65,318
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,000
70,000		Target Corp., Note, 5.875%, 07/15/2016	78,367
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	45,474
		TOTAL	388,931
		Consumer Non-Cyclical@0018Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,840
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	78,462
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,221
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	94,355
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	66,756
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	134,989
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	108,056
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,311
30,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	31,113
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,644
		TOTAL	720,747
		Consumer Non-Cyclical@0018Health Care – 0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,606
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	82,540
		TOTAL	106,146
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	44,555
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	110,407
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	92,300
		TOTAL	247,262
		Consumer Non-Cyclical@0018Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	49,500
		Consumer Non-Cyclical@0018Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,611
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical@0018Tobacco – 0.0%
$70,000		Altria Group, Inc., 9.250%, 08/06/2019	85,621
		Energy@0018Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	128,889
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,510
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	26,117
80,000	[2,3]	Petroleos Mexicanos, 4.875%, 03/15/2015	81,164
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	22,562
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	27,872
		TOTAL	320,114
		Energy@0018Integrated – 0.1%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	70,613
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	110,391
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,262
33,340	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	34,423
100,000	[2,3]	StatoilHydro ASA, 5.125%, 4/30/2014	110,817
		TOTAL	364,506
		Energy@0018Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	56,222
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	26,154
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,127
		TOTAL	103,503
		Energy@0018Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	116,219
25,000		Valero Energy Corp., 9.375%, 03/15/2019	30,141
		TOTAL	146,360
		Financial Institution@0018Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,771
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	135,026
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	72,500
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	80,615
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	81,493
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,534
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	195,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	51,838
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	162,702
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	340,298
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	78,500
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	104,785
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	78,608
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,263
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	32,388
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,804
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	109,185
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,756
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,241
472,650	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	254,309
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,313
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	113,490
140,000		Wachovia Corp., 5.750%, 02/01/2018	147,946
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	39,886
		TOTAL	2,463,251
		Financial Institution@0018Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	243,718
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	54,232
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	43,214
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	101,889
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	25,284
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	28,936
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	104,481
60,000		Lehman Brothers Holdings, Note, 4.8%, 3/13/2014	12,000
30,000		Nuveen Investments, 5.500%, 09/15/2015	20,700
30,000		Nuveen Investments, 5%, 9/15/2010	29,737
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	83,381
		TOTAL	747,572
		Financial Institution@0018Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	192,674
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	63,869
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,062
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	131,625
120,000		Capital One Capital IV, 6.745%, 02/17/2037	95,400
20,000		Capital One Capital V, 10.250%, 08/15/2039	22,055
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	531,737
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	31,377
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$80,000		International Lease Finance Corp., 4.875%, 09/01/2010	77,650
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	32,863
		TOTAL	1,278,312
		Financial Institution@0018Insurance@0018Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	50,882
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	53,314
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	48,994
		TOTAL	153,190
		Financial Institution@0018Insurance@0018Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	116,609
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	123,886
90,000		MetLife, Inc., 6.750%, 06/01/2016	103,442
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,183
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	80,979
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	255,635
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,992
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	41,409
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,380
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	102,366
750,000	[2]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	704,991
		TOTAL	1,605,872
		Financial Institution@0018Insurance@0018P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	87,365
80,000		CNA Financial Corp., 6.500%, 08/15/2016	79,590
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,661
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	50,302
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	101,028
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	31,367
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,198
		TOTAL	377,511
		Financial Institution@0018REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	47,139
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	77,151
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	36,966
40,000		Liberty Property LP, 6.625%, 10/01/2017	40,588
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	122,546
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,473
40,000		Simon Property Group LP, 6.750%, 05/15/2014	43,938
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,065
		TOTAL	443,866
		Foreign-Local-Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	61,788
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing , 5.524%, 6/15/2050	100,631
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	72,232
		TOTAL	172,863
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,532
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	44,692
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	62,732
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	118,664
50,000		Harris Corp., 5.950%, 12/01/2017	54,286
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,422
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	224,896
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	104,909
		TOTAL	699,133
		Transportation@0018Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	107,436
50,000		Union Pacific Corp., 4.875%, 01/15/2015	53,355
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	50,906
		TOTAL	211,697
		Transportation@0018Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	78,488
		Utility@0018Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	74,669
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	48,355
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	54,814
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	43,238
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,783
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,861
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$50,000	[2,3]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.050%, 08/15/2021	52,773
90,000	[2,3]	FirstEnergy Solutions Corp., Series 144A, 4.800%, 02/15/2015	95,147
83,270	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	90,138
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	129,494
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	136,045
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	32,699
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	58,037
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	46,654
100,000		Union Electric Co., 6.000%, 04/01/2018	109,162
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	127,057
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	87,639
		TOTAL	1,264,565
		Utility@0018Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	129,109
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	18,989
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	66,922
		TOTAL	215,020
		Utility@0018Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,493
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	76,332
110,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	134,117
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	94,305
		TOTAL	414,247
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,693,653)	17,015,162
		Government AgencY – 1.1%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012 (IDENTIFIED COST $2,551,026)	2,793,165
		Governments/Agencies – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	85,087
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	34,055
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,742)	119,142
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	Mortgage-Backed Securities – 0.4%
$9,271	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	10,239
7,288	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	8,064
20,431	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	22,286
16,502	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	18,001
5,563	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	6,068
24,878	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	26,954
68,163	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	73,055
5,665	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	5,874
1,346	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,443
18,506	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	20,002
20,564	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	22,419
13,204	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	14,416
32,606	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	35,497
75,582	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	80,217
74,557	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	79,129
35,189	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	38,067
70,222	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	75,155
80,030	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	85,724
3,420	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,031
1,862	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,062
14,759	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	16,348
651	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	698
27,133	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	30,065
2,912	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	3,161
1,531	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,696
284	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	315
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$67,158		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	72,736
26,995		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	29,237
62,012		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	66,268
81,626		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	85,975
1,480		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,621
6,131		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,767
13,594		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,809
487		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	538
705		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	767
10,787		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,876
12,404		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	13,515
2,372		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,628
15,018		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	16,564
14,325		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	15,794
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $958,314)	1,020,081
		Municipal – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	95,291
		U.S. Treasury – 4.7%
425,000	[4,5]	United States Treasury Bill, 0.06%, 12/10/2009	424,994
3,250,000	[4,5]	United States Treasury Bill, 0.06%, 2/4/2010	3,249,912
400,000	[4,5]	United States Treasury Bill, 0.065%, 2/18/2010	399,987
3,700,000	[4,5]	United States Treasury Bill, 0.08%, 1/21/2010	3,699,974
1,600,000	[4,5]	United States Treasury Bill, 0.115%, 12/31/2009	1,599,908
1,830,000	[4,5]	United States Treasury Bill, 0.15%, 12/3/2009	1,829,992
500,000		United States Treasury Bond, 3.500%, 2/15/2039	441,484
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		United States Treasury Note, 3.125%, 8/31/2013	106,219
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,787,748)	11,752,470
		Exchange-Traded Funds – 23.2%
22,326		iShares MSCI Brazil Index Fund	1,711,735
14,990		iShares MSCI Canada Index Fund	388,691
68,178		iShares MSCI EAFE Index Fund	3,778,425
116,535		iShares MSCI Emerging Market Index Fund	4,721,998
36,047	[1]	iShares MSCI South Korea Index Fund	1,599,766
391,652	[1]	iShares Russell 1000 Index Fund	23,589,200
345,811		iShares Russell 2000 Index Fund	20,091,619
22,208	[1]	SPDR S&P China ETF	1,609,192
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $50,235,289)	57,490,626
		Mutual Funds – 25.0%;6
199,106		Emerging Markets Fixed Income Core Fund	4,786,699
946,934		Federated Mortgage Core Portfolio	9,677,667
1,867,382		High Yield Bond Portfolio	11,484,402
36,095,022	[7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	36,095,022
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $59,546,221)	62,043,790
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $227,831,151)[8]	248,799,012
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[9]	(643,382)
		TOTAL NET ASSETS — 100%	$248,155,630
Annual Shareholder Report

  At November 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	108	$12,676,500	December 2009	$(301,812)
1OMX 30 Index Short Futures	640	$60,080,000	December 2009	$296,519
1SGX MSCI Singapore Index Short Futures	191	$12,560,160	December 2009	$230,987
[1]Swiss Market Index Short Futures	306	$19,112,760	December 2009	$85,303
[1]Topix Index Short Futures	40	$336,000,000	December 2009	$173,774
[1]United States Treasury Bonds 30-Year Short Futures	18	$2,208,938	March 2010	$(45,316)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,536,719	March 2010	$(17,877)
[1]United States Treasury Notes 5-Year Short Futures	40	$4,690,625	March 2010	$(42,274)
1AEX Index Long Futures	45	$2,751,300	December 2009	$(213,689)
1CAC 40 Index Long Futures	320	$11,758,400	December 2009	$(863,068)
1DAX Index Long Futures	64	$9,018,400	December 2009	$415,652
1FTSE 100 Index Long Futures	320	$16,628,800	December 2009	$1,003,042
1FTSE/MIB Index Long Futures	35	$3,841,600	December 2009	$(93,678)
[1]Hang Seng Index Long Futures	105	$114,177,000	December 2009	$(646,796)
1IBEX 35 Index Long Futures	45	$5,252,850	December 2009	$(199,567)
1MSCI E-Mini EAFE Index Long Futures	19	$1,483,900	December 2009	$(8,559)
[1]Russell 2000 Mini Index Long Futures	10	$579,200	December 2009	$(11,483)
1S & P 500 Index Long Futures	33	$9,032,100	December 2009	$611,193
1S&P/TSE 60 Index Long Futures	57	$7,746,300	December 2009	$213,628
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$585,979
  At November 30, 2009, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 12 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2014
Implied Credit Spread at 11/30/2009[10]	0.48%
Notional Amount	$9,920,000
Market Value	$(32,854)
Upfront Premiums Paid/(Received)	$(255,787)
Unrealized Appreciation	$222,933
Annual Shareholder Report

  At November 30, 2009, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/2/2009	12,810,634 Australian Dollar	$11,716,606	$16,657
12/2/2009	7,470,781 Canadian Dollar	$7,030,132	$48,491
12/2/2009	306,704 Canadian Dollar	$290,101	$503
12/2/2009	32,391,246 Euro	$48,247,409	$389,702
12/2/2009	1,560,492 Euro	$2,320,904	$22,254
12/3/2009	343,561,484 Japanese Yen	$3,983,322	$(8,756)
12/2/2009	16,471,084 Pound Sterling	$27,365,388	$(268,818)
12/2/2009	642,290 Pound Sterling	$1,079,105	$(22,474)
12/2/2009	62,169,688 Swedish Krona	$8,892,818	$24,810
12/2/2009	19,575,952 Swiss Francs	$19,497,960	$(8,735)
1/6/2010	7,777,485 Canadian Dollar	$7,368,532	$628
1/6/2010	32,651,737 Euro	$48,953,443	$69,528
1/6/2010	16,624,373 Pound Sterling	$27,270,289	$72,604
Contracts Sold:
12/2/2009	12,537,084 Australian Dollar	$11,385,678	$(97,040)
12/2/2009	273,550 Australian Dollar	$253,586	$3,042
12/2/2009	7,777,485 Canadian Dollar	$7,368,532	$(698)
12/2/2009	33,951,738 Euro	$50,907,236	$(73,034)
12/2/2009	17,113,374 Pound Sterling	$28,077,912	$(75,289)
12/2/2009	62,067,825 Swedish Krona	$8,870,608	$(32,408)
12/2/2009	101,863 Swedish Krona	$14,810	$198
12/2/2009	18,703,600 Swiss Francs	$18,402,716	$(218,022)
12/2/2009	872,352 Swiss Francs	$858,462	$(10,025)
12/3/2009	341,599,700 Japanese Yen	$3,770,375	$(181,517)
12/3/2009	1,961,784 Japanese Yen	$21,984	$(711)
1/6/2010	12,602,633 Australian Dollar	$11,487,300	$(16,201)
1/6/2010	333,800,000 Japanese Yen	$3,870,818	$8,472
1/6/2010	19,110,952 Swiss Francs	$19,038,985	$7,702
1/7/2010	60,037,061 Swedish Krona	$8,588,772	$(24,141)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(373,278)
  Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
Annual Shareholder Report

  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$89,517,516	$ —	$ —	$89,517,516
International	3,506,834	525,749	—	4,032,583
Debt Securities:
Asset-Backed Securities	—	2,158,302	—	2,158,302
Collateralized Mortgage Obligations	—	760,884	—	760,884
Corporate Bonds	—	17,015,162	—	17,015,162
Government Agencies	—	2,793,165	—	2,793,165
Governments/Agencies	—	119,142	—	119,142
Mortgage-Backed Securities	—	1,020,081	—	1,020,081
Municipal	—	95,291	—	95,291
U.S. Treasury	—	11,752,470	—	11,752,470
Exchange-Traded Funds	57,490,626	—	—	57,490,626
Mutual Funds	62,043,790	—	—	62,043,790
TOTAL SECURITIES	$212,558,766	$36,240,246	$ —	$248,799,012
OTHER FINANCIAL INSTRUMENTS**	$460,934	$(25,300)	$ —	$435,634
*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.
    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  November 30, 2009

Assets:
Total investments in securities, at value including $62,043,790 of investments in affiliated issuers (Note 5) (identified cost $227,831,151)		$248,799,012
Cash		16,036
Income receivable		556,520
Receivable for investments sold		66,560
Receivable for shares sold		206,868
Receivable for foreign exchange contracts		664,591
Receivable for periodic payments from swap contracts		19,565
Other receivables		5,570
TOTAL ASSETS		250,334,722
Liabilities:
Payable for investments purchased	$80,000
Payable for shares redeemed	463,868
Payable for foreign exchange contracts	1,037,869
Payable for daily variation margin	302,260
Income distribution payable	11,841
Swaps, at value (premiums received $255,787)	32,854
Payable for investment adviser fee (Note 5)	749
Payable for transfer and dividend disbursing agent fees and expenses	77,681
Payable for Directors'/Trustees' fees	2,843
Payable for distribution services fee (Note 5)	48,577
Payable for shareholder services fee (Note 5)	39,794
Accrued expenses	80,756
TOTAL LIABILITIES		2,179,092
Net assets for 15,864,690 shares outstanding		$248,155,630
Net Assets Consist of:
Paid-in capital		$265,377,267
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		21,408,749
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(38,573,661)
Distributions in excess of net investment income		(56,725)
TOTAL NET ASSETS		$248,155,630
  Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($149,696,003 ÷ 9,563,632 shares outstanding), no par value, unlimited shares authorized	$15.65
Offering price per share (100/94.50 of $15.65)	$16.56
Redemption proceeds per share	$15.65
Class B Shares:
Net asset value per share ($20,150,846 ÷ 1,290,750 shares outstanding), no par value, unlimited shares authorized	$15.61
Offering price per share	$15.61
Redemption proceeds per share (94.50/100 of $15.61)	$14.75
Class C Shares:
Net asset value per share ($28,278,271 ÷ 1,818,411 shares outstanding), no par value, unlimited shares authorized	$15.55
Offering price per share	$15.55
Redemption proceeds per share (99.00/100 of $15.55)	$15.39
Class K Shares:
Net asset value per share ($47,254,069 ÷ 3,014,519 shares outstanding), no par value, unlimited shares authorized	$15.68
Offering price per share	$15.68
Redemption proceeds per share	$15.68
Institutional Shares:
Net asset value per share ($2,776,441 ÷ 177,378 shares outstanding), no par value, unlimited shares authorized	$15.65
Offering price per share	$15.65
Redemption proceeds per share	$15.65
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended November 30, 2009

Investment Income:
Dividends (including $2,232,461 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $24,801)		$4,778,547
Interest		1,707,239
Investment income allocated from affiliated partnership (Note 5)	$220,339
Expenses allocated from affiliated partnership (Note 5)	(717)
Net income allocated from affiliated partnership		219,622
TOTAL INCOME AND ALLOCATED EXPENSES		6,705,408
Expenses:
Investment adviser fee (Note 5)	1,452,949
Administrative personnel and services fee (Note 5)	288,851
Custodian fees	44,745
Transfer and dividend disbursing agent fees and expenses — Class A Shares	294,736
Transfer and dividend disbursing agent fees and expenses — Class B Shares	53,513
Transfer and dividend disbursing agent fees and expenses — Class C Shares	50,062
Transfer and dividend disbursing agent fees and expenses — Class K Shares	120,038
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	1,414
Directors'/Trustees' fees	13,278
Auditing fees	26,250
Legal fees	12,052
Portfolio accounting fees	124,846
Distribution services fee — Class B Shares (Note 5)	148,340
Distribution services fee — Class C Shares (Note 5)	170,529
Distribution services fee — Class K Shares (Note 5)	155,255
Shareholder services fee — Class A Shares (Note 5)	324,837
Shareholder services fee — Class B Shares (Note 5)	49,447
Shareholder services fee — Class C Shares (Note 5)	56,289
Account administration fee — Class A Shares	2,771
Account administration fee — Class C Shares	363
Share registration costs	64,011
Printing and postage	106,740
Insurance premiums	4,188
Miscellaneous	5,989
TOTAL EXPENSES	3,571,493
  Annual Shareholder Report

  Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(287,768)
Waiver of administrative personnel and services fee (Note 5)	(57,635)
Waiver of distribution services fee — Class K Shares (Note 5)	(615)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(103,291)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(15,588)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(6,887)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(20,630)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(492,414)
Net expenses			$3,079,079
Net investment income			3,626,329
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $26,870 on sales of investments in affiliated issuers) (Note 5)			(3,314,633)
Net realized gain on futures contracts			3,825,915
Net realized gain on swap contracts			99,956
Net realized loss allocated from affiliated partnership (Note 5)			(63,219)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			37,621,136
Net change in unrealized appreciation of futures contracts			257,311
Net change in unrealized appreciation of swap contracts			57,201
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			38,483,667
Change in net assets resulting from operations			$42,109,996
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,626,329	$5,553,895
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	548,019	(29,685,004)
Realized gain distributions from affiliated investment company shares	—	3,037,079
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	37,935,648	(46,314,638)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,109,996	(67,408,668)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,629,338)	(4,209,600)
Class B Shares	(267,729)	(558,754)
Class C Shares	(285,201)	(436,499)
Class K Shares	(384,837)	(373,935)
Institutional Shares	(19,202)	—
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	—	(18,997,795)
Class B Shares	—	(3,970,690)
Class C Shares	—	(2,615,505)
Class K Shares	—	(1,610,535)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,586,307)	(32,773,313)
  Annual Shareholder Report

  Statement of Changes in Net Assets — continued
Year Ended November 30	2009	2008
Share Transactions:
Proceeds from sale of shares	69,643,362	61,467,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	5,272,582	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	8,053,895	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	6,951,526	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,363,174	30,823,744
Cost of shares redeemed	(70,213,064)	(85,242,261)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,071,475	7,048,851
Change in net assets	61,595,164	(93,133,130)
Net Assets:
Beginning of period	186,560,466	279,693,596
End of period (including distributions in excess of net investment income of $(56,725) and $(224,475), respectively)	$248,155,630	$186,560,466
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  November 30, 2009

  1. ORGANIZATION

  Federated Stock and Bond Fund (formerly, Federated Stock and Bond Fund, Inc.) (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

  Effective June 12, 2009, the Fund began offering Institutional Shares.

  On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Annual Shareholder Report

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Annual Shareholder Report

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Annual Shareholder Report

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business Trust. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Other Taxes

  Through September 4, 2008, as an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation Annual Shareholder Report in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2009 is $9,920,000.

  The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

  Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Annual Shareholder Report of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Annual Shareholder Report

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins Co, Note, 8.2%, 11/1/2026	3/31/1999	$783,526	$704,991

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$105,467*
Equity contracts	—	—	Payable for daily variation margin	(691,446)*
Foreign exchange contracts	Receivable for foreign exchange contracts	664,591	Payable for foreign exchange contracts	1,037,869
Credit contracts	Receivable for periodic payments from swap contracts	19,565	swaps, at value	32,854
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$684,156		$484,744
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
  Annual Shareholder Report

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(190,823)	$ —	$(190,823)
Equity contracts	—	4,016,738	—	4,016,738
Foreign exchange contracts	—	—	(3,212)	(3,212)
Credit contracts	99,956	—	—	99,956
Total	$99,956	$3,825,915	$(3,212)	$3,922,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(270,452)	$ —	$(270,452)
Equity contracts	—	527,763	—	527,763
Foreign exchange contracts	—	—	(373,278)	(373,278)
Credit contracts	57,201	—	—	57,201
Total	$57,201	$257,311	$(373,278)	$(58,766)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report

  3. shares of beneficial interest

  The following tables summarize share activity:

Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,851,463	$25,328,003	1,736,691	$28,811,635
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	138,737	1,950,574	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	192,254	2,703,126	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	184,524	2,594,400	—	—
Shares issued to shareholders in payment of distributions declared	182,962	2,452,902	1,246,091	21,865,220
Shares redeemed	(2,550,336)	(34,968,933)	(3,205,676)	(52,219,023)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(396)	$60,072	(222,894)	$(1,542,168)
Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	274,805	$3,808,687	253,445	$4,287,345
Shares issued to shareholders in payment of distributions declared	19,052	250,988	242,313	4,277,122
Shares redeemed	(656,572)	(8,884,783)	(914,395)	(15,004,715)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(362,715)	$(4,825,108)	(418,637)	$(6,440,248)
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,002,107	$13,808,180	643,591	$10,471,614
Shares issued to shareholders in payment of distributions declared	19,606	258,296	154,274	2,697,569
Shares redeemed	(783,732)	(10,601,445)	(552,725)	(8,864,283)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	237,981	$3,465,031	245,140	$4,304,900
  Annual Shareholder Report

Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,822,012	$25,416,459	1,099,593	$17,896,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	192,931	2,716,507	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	339,137	4,775,071	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	269,074	3,788,720	—	—
Shares issued to shareholders in payment of distributions declared	28,544	384,790	113,667	1,983,833
Shares redeemed	(1,080,496)	(15,220,214)	(572,618)	(9,154,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,571,202	$21,861,333	640,642	$10,726,367
	Period Ended 11/30/2009[1]		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	86,196	$1,282,033	—	$ —
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	43,066	605,501	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	40,945	575,698	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	40,426	568,406	—	—
Shares issued to shareholders in payment of distributions declared	1,079	16,198	—	—
Shares redeemed	(34,334)	(537,689)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	177,378	$2,510,147	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,623,450	$23,071,475	244,251	$7,048,851
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.
  Annual Shareholder Report

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclassification of income for defaulted securities, partnership income reclassifications, swap income reclassifications, expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

  For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$8,121,591	$127,728	$(8,249,319)

  Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$3,586,307	$15,440,201
Long-term capital gains	$ —	$17,333,112
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(82,025)
Net unrealized appreciation	$15,689,996
Capital loss carryforwards	$(32,829,608)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership transactions, defaulted bond interest and discount accretion/premium amortization on debt securities.

  At November 30, 2009, the cost of investments for federal tax purposes was $231,155,224. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign commitments, futures contracts and swap contracts was $17,643,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,070,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,427,054.

  Annual Shareholder Report

  At November 30, 2009, the Fund had a capital loss carryforward of $32,829,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$1,244,627
2015	$1,453,609
2016	$25,710,105
2017	$4,421,267

  As a result of the tax-free transfer of assets from Vintage Balanced Fund, Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

  Capital loss carryforwards of $1,127,965 expired during the year ended November 30, 2009.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $271,612 of its fee. For the year ended November 30, 2009, an affiliate of the adviser reimbursed $125,766 of transfer and dividend disbursing agent fees and expenses.

  Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2009, FIMCO and FEMCOPA earned fees of $197,451 and $590,549, respectively.

  Annual Shareholder Report

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the net fee paid to FAS was 0.111% of average daily net assets of the Fund. FAS waived $57,635 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FSC voluntarily waived $615 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $8,507 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $16,165 in sales charges from the sale of Class A Shares. FSC also retained $175 of CDSC relating to redemptions of Class C Shares.

  Annual Shareholder Report

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,386 of Service Fees for the year ended November 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

  Interfund Transactions

  During the year ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $64,273 and $26,071, respectively.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $16,156. Transactions with affiliated companies during the year ended November 30, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	47,274	250,112	98,280	199,106	$4,786,699	$220,339
  Annual Shareholder Report

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Affiliated Investment Income
Federated Inter- Continental Fund, Institutional Shares	8,746	558	9,304	—	—	17,754
Federated Mortgage Core Portfolio	4,526,393	624,629	4,204,088	946,934	9,677,667	1,296,208
High Yield Bond Portfolio	835,952	1,909,967	878,537	1,867,382	11,484,402	803,909
Prime Value Obligations Fund, Institutional Shares	4,610,280	267,250,160	235,765,418	36,095,022	36,095,022	114,590
TOTAL OF AFFILIATED TRANSACTIONS	10,028,645	270,035,426	240,955,627	39,108,444	$62,043,790	$2,452,800

  6. EXPENSE Reduction

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2009, the Fund's expenses were reduced by $20,630 under these arrangements.

  7. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2009, were as follows:

Purchases	$484,030,920
Sales	$516,527,904

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

  Annual Shareholder Report

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the fiscal year ended November 30, 2009, 73.53% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income distributions made by the Fund during the year ended
  November 30, 2009, 58.06% qualify for the dividend received deduction available to corporate shareholders.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF trusteeS AND THE SHAREHOLDERS OF FEDERATED STOCK AND BOND FUND:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Stock and Bond Fund (the “Fund”), as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 1, 2005, were audited by other independent registered public accountants whose report thereon dated January 23, 2006, expressed an unqualified opinion on those statements.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Stock and Bond Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  January 22, 2010

  Annual Shareholder Report

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.
Previous Position: Senior Partner, Ernst & Young LLP.
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 VICE PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

  Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Stock and Bond Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Stock and Bond Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 313911109
  Cusip 313911208
  Cusip 313911307
  Cusip 313911406

  G01454-01 (1/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Stock and Bond Fund

  ANNUAL SHAREHOLDER REPORT

  November 30, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout the Period)

Period Ended November 30	2009[1]
Net Asset Value, Beginning of Period	$14.06
Income From Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.56
TOTAL FROM INVESTMENT OPERATIONS	1.69
Less Distributions:
Distributions from net investment income	(0.10)
Net Asset Value, End of Period	$15.65
Total Return[2]	12.07%
Ratios to Average Net Assets:
Net expenses	1.00%[3,4]
Net investment income	1.91%[4]
Expense waiver/reimbursement[5]	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,776
Portfolio turnover	254%[6]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the period ended November 30, 2009, after taking into account this expense reduction.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.

    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 20091 to November 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,120.70	$5.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.05	$5.06
1	“Actual” expense information for the Fund's Institutional Shares is for the period from June 12, 2009 (date of initial investment) to November 30, 2009. Actual expenses are equal to the annualized net expense ratio of 1.00%, multiplied by 172/365 (to reflect the period from initial investment to November 30, 2009). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year-period).
  Annual Shareholder Report
  3

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund
  Performance (unaudited)

  For the fiscal year ended November 30, 2009, the Fund's Institutional Shares produced a total return of 12.07% at net asset value.1 That compares with a 23.09% return for the Fund's Blended Index (as described below) and 26.15% for Morningstar's Moderate Allocation Funds Category Average.2 The Fund's Blended Index is comprised of 50% of the return of the Russell 3000 Index,3 10% of the return of the MSCI All Country World ex-U.S. Index4 and 40% of the return of the Barclays Capital U.S. Universal Index5 which had total returns of 27.17%, 46.44% and 14.18%, respectively, during the reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return data of the indices.

1	Reflects the reporting period of June 12, 2009 (date of initial public investment) through November 30, 2009
2	Morningstar's Moderate Allocation is the category of funds which seek to provide both capital appreciation and income by investing in stocks, bonds and cash. These funds typically invest between 50% to 70% of assets in equities and the remainder in fixed income and cash. Investments cannot be made in an average.
3	The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.
4	The MSCI ACWI (All Country World Index) ex-U.S. Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009 the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices.
5	The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD- denominated, taxable bonds that are rated either investment-grade or below investment-grade.
  Annual Shareholder Report
  4

  MARKET OVERVIEW

  Domestic Equities

  Domestic equities, as measured by the S&P 500 Index6 (S&P 500), experienced substantial volatility throughout the reporting period. The fiscal year began with markets reeling from the fall-out caused by the failure of Lehman Brothers. With the credit crisis, the S&P 500 moved sharply lower, losing nearly 25% between the start of the fiscal year and the market bottom on March 9, 2009. In response to frozen credit markets, bank failures and rapidly deteriorating macroeconomic fundamentals, the Federal Reserve cut interest rates to a range between 0% and 0.25% at the December 16, 2008, Federal Open Market Committee meeting before eventually implementing a program of quantitative easing. Likewise, Congress supported the banking sector via the Troubled Asset Relief Program (TARP) while also passing a $787 billion stimulus plan. These measures, combined with aggressive cost cutting by corporations, led to better-than-expected earnings results in both the second and third quarters of 2009. As a result, the S&P 500 rallied 62% off of the March 9, 2009 low to finish the fiscal year up 22.25% (up 25.39% on a total return basis). Eight out of 10 sectors posted positive returns. The three best-performing S&P 500 sectors were: Information Technology, 54.0%; Materials, 42.1%; and Consumer Discretionary, 39.8%. The three lagging sectors were: Telecommunication Services, (1.0)%; Utilities, (1.0)%; and Energy, 7.81%.

6	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.
  Annual Shareholder Report
  5

  International Equities7

  World markets followed a similar path as the United States. Equity markets experienced severe weakness in the opening months of the fiscal year, but rebounded as world governments enacted a wide range of economic bailout measures including the guaranteeing of bank deposits and money market investments, direct investment into financial institutions, nationalization of failing banks, direct purchases of commercial paper and economic stimulus plans. Several countries, including Iceland, Ukraine, Hungary, Belarus and Pakistan, bordered on collapse and required emergency International Monetary Fund bailout packages. As equity markets recovered, emerging markets outperformed significantly. With substantially less exposure to toxic assets, relatively benign debt levels and better demographic and macroeconomic fundamentals, investors poured into emerging markets. As such, the MSCI Emerging Markets Index8 finished the fiscal year with a return of 85.12%. Foreign currencies appreciated against the U.S. dollar in response to aggressive monetary policy and record fiscal deficits. The euro appreciated 18.3%, the sterling rose 6.9% and the yen gained 10.5% against the U.S. dollar during the reporting period.

  Interest Rates

  Interest rates were mixed over the reporting period, as shorter maturity yields fell while longer maturity yields rose. Long-term rates rose on increasing worries about a pickup of inflation on aggressive monetary easing. Spread bonds, on the other hand, performed well on expectations that credit-related bonds would do well in a growing economic environment.

  The two-year Treasury yield fell 0.31% over the past 12 months and finished the reporting period at 0.66%, while the 30-year Treasury yield rose 0.76% in the period to finish at 4.19%. The yield to worst of the Barclay's Capital U.S. Aggregate Bond Index9 stood at 3.40% on November 30, 2009, compared to 4.96% 12 months earlier.

7	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
8	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.
9	The Barclay's Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made directly in an index.
  Annual Shareholder Report
  6

  Fund Performance

  Asset Allocation Strategy Performance

  For the reporting period, overall asset allocation strategy added to performance, primarily due to the Fund's successful domestic equity industry group weighting decisions. Likewise, the Fund also benefitted from global developed country allocation decisions. The main detractors from performance included the Fund's market capitalization allocation and the stock-versus-bond allocation. Despite strong absolute returns, U.S. small caps underperformed large caps for the fiscal year, thus detracting from relative performance. Additionally, markets faced severe shifts in macroeconomic fundamentals, and the Fund overweighted stocks too early in the cycle. The Fund was overweight equities at the beginning of the year, which negatively impacted performance as markets continued to sell-off before bottoming on March 9, 2009.

  Domestic Equities Performance

  In the equity portion of the Fund, a focus on high quality in a strong low quality rally was the primary driver of the Fund's relative underperformance.

  The Fund was most negatively impacted from stock selection in Consumer Discretionary, Health Care and Consumer Staples. The stocks that were the largest detractors from performance were:

  ●Cephalon Inc., a biopharmaceutical company which engages in the discovery, development, and commercialization of products for the central nervous system, inflammatory diseases, pain, and oncology therapeutic areas. In general, health care stocks underperformed during the fiscal year as investors preferred more cyclical names during the stock market recovery. Uncertainties surrounding possible health care reform in the United States also affected the sector. Cephalon, Inc. was down 25.60% for the period.

  ●JetBlue Airways Corp., which provides passenger air transportation services in the United States. The stock was negatively impacted by a significant slowdown in consumer spending due to the credit and housing crises. For the reporting period, the stock lost 52.17%.

  ●Lowe's Companies, Inc., which, together with its subsidiaries, operates as a home improvement retailer in the United States and Canada. The firm was hurt by the precipitous decline in the real estate market as well as a sharp slowdown in consumer spending. The stock was down 24.96% over the reporting period.

  On the positive side, the Fund benefitted from stock selection decisions in Energy, Materials and Financials. The stocks that aided relative performance included:

  ●The Goldman Sachs Group, Inc., a bank holding company, specializing in investment banking, trading and principal investments, asset management and securities services. The firm benefitted from being the first U.S. bank to repay TARP loans and was up 117.43% for the period.

  ● Annual Shareholder Report
  7

  Petroleo Brasileiro SA, based in Brazil, explores for and produces oil and natural gas. The firm benefitted from a recovery in oil prices as well as its exposure to emerging markets. The stock was up 109.66% for the fiscal year.

  ●EMC Corp/Massachusetts, which provides enterprise storage systems, software, networks and services. The stock rallied as cyclical sectors, like information technology, led the recovery off of the March 9th lows. The stock was up 59.22% for the period.

  Fixed-Income Performance10

  The bond portion of the Fund outperformed its benchmark by a significant margin during the 12-month reporting period due mostly to sector management. Currency management had a very slight benefit. Duration11 management detracted from performance, and security selection in total had a slight negative impact on performance. Sector calls helped performance due to a considerable overweight in residential Mortgage Backed Securities, Commercial Mortgage-Backed Securities (CMBS), emerging markets and corporates (both investment-grade & high-yield corporates). Security selection was a significant positive for performance in the CMBS sector while the Federated Emerging Market Core Fund, The High Yield Bond Fund, and Federated Mortgage-Backed Securities Fund portfolios were a drag on performance. Security selection detracted from relative performance in the investment-grade sector. Union Central Life, Regional Diversified, Pacific Life and the Camp Pendelton bonds each underperformed in the past year, while the Textron Trust Preferred Securities, Prologis, AXA Financial and Enterprise Rent-A-Car were good performers, offsetting some of the drag from overall security selection.

10	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
11	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.
  Annual Shareholder Report
  8

  GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

  The Fund's Institutional Shares commenced operations on June 12, 2009. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Institutional Shares) (the “Fund”) from October 31, 1999 to November 30, 2009, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500)2, the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	21.80%
5 Years	3.08%
10 Years	3.11%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  Annual Shareholder Report
  9

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI ex US is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
  Annual Shareholder Report
  10

  Portfolio of Investments Summary Tables (unaudited)

  At November 30, 2009, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	53.7%
Corporate Debt Securities	11.8%
International Equity Securities	7.2%
U.S. Treasury and Agency Securities	5.8%
Mortgage-Backed Securities[3]	4.8%
Foreign Debt Securities	1.6%
Asset-Backed Securities	0.9%
Municipal Security[4]	0.0%
Derivative Contracts[5]	0.2%
Cash Equivalents[6]	14.8%
Other Assets and Liabilities — Net[7]	(0.8)%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  11

  At November 30, 2009, the Fund's sector composition8 was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	21.8%
Financials	15.0%
Consumer Staples	14.7%
Industrials	11.3%
Energy	8.7%
Materials	8.7%
Health Care	8.6%
Consumer Discretionary	5.9%
Utilities	5.3%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
  Annual Shareholder Report
  12

  Portfolio of Investments

  November 30, 2009

Shares or Principal Amount			Value in U.S. Dollars
		Common Stocks – 37.7%
		Consumer Discretionary – 2.2%
3,392	[1]	Apollo Group, Inc., Class A	193,581
8,870		Block (H&R), Inc.	180,061
11,585		Carnival Corp.	371,068
11,500	[1]	Coach, Inc.	399,625
9,400		Dollar General Corp.	216,200
10,440	[1]	Gymboree Corp.	416,765
7,659		International Game Technology	144,679
1,000	[1]	Lear Corp.	62,990
6,760		Marriott International, Inc., Class A	173,866
33,383		McDonald's Corp.	2,111,475
19,298	[1]	Starbucks Corp.	422,626
5,084		Starwood Hotels & Resorts	162,790
5,402		Target Corp.	251,517
12,393		Yum! Brands, Inc.	437,101
		TOTAL	5,544,344
		Consumer Staples – 5.6%
35,420		Altria Group, Inc.	666,250
10,956		Archer-Daniels-Midland Co.	337,554
15,221		Avon Products, Inc.	521,319
3,502		Colgate-Palmolive Co.	294,833
7,694		ConAgra Foods, Inc.	170,730
13,130		General Mills, Inc.	892,840
5,449		Heinz (H.J.) Co.	231,310
14,819		Kellogg Co.	779,183
2,846		Kimberly-Clark Corp.	187,751
25,378		Kraft Foods, Inc., Class A	674,547
17,337		Kroger Co.	394,243
2,845		Lorillard, Inc.	221,654
2,674		Molson Coors Brewing Co., Class B	120,892
11,114		Nestle SA	525,749
26,917		PepsiCo, Inc.	1,674,776
32,612		Philip Morris International Inc.	1,568,311
23,712		Procter & Gamble Co.	1,478,443
2,925		Reynolds American, Inc.	146,133
  Annual Shareholder Report
  13

Shares or Principal Amount			Value in U.S. Dollars
39,758		The Coca-Cola Co.	2,274,158
11,540		Wal-Mart Stores, Inc.	629,507
		TOTAL	13,790,183
		Energy – 3.3%
2,429		Anadarko Petroleum Corp.	144,598
4,948		Apache Corp.	471,446
3,100		CONSOL Energy, Inc.	142,352
3,250		Chesapeake Energy Corp.	77,740
22,479		Chevron Corp.	1,754,261
7,483		ConocoPhillips	387,395
2,216		Devon Energy Corp.	149,248
1,263		EOG Resources, Inc.	109,237
32,496		Exxon Mobil Corp.	2,439,475
4,529		Halliburton Co.	132,971
1,464		Hess Corp.	84,853
3,540		Marathon Oil Corp.	115,475
27	[1]	NRG Energy, Inc.	646
2,080	[1]	National-Oilwell, Inc.	89,482
873		Noble Energy, Inc.	56,963
4,017		Occidental Petroleum Corp.	324,533
13,900		Schlumberger Ltd.	888,071
1,692	[1]	Southwestern Energy Co.	74,380
3,207		Spectra Energy Corp.	62,248
2,949	[1]	Transocean Ltd.	251,815
9,195		XTO Energy, Inc.	390,236
		TOTAL	8,147,425
		Financials – 5.6%
2,845		AON Corp.	110,187
6,500		Ace, Ltd.	316,615
4,900		Aflac, Inc.	225,547
5,571		Allstate Corp.	158,272
11,712		American Express Co.	489,913
1,238		Avalonbay Communities, Inc.	89,433
1,136		BB&T Corp.	28,286
111,252		Bank of America Corp.	1,763,344
2,137		Boston Properties, Inc.	143,136
663		CME Group, Inc.	217,616
  Annual Shareholder Report
  14

Shares or Principal Amount		Value in U.S. Dollars
4,381	Capital One Financial Corp.	168,055
3,583	Chubb Corp.	179,652
134,849	Citigroup, Inc.	554,229
4,231	Equity Residential Properties Trust	136,280
1,341	Fifth Third Bancorp	13,517
1,486	Franklin Resources, Inc.	160,533
8,155	Goldman Sachs Group, Inc.	1,383,577
4,471	HCP Inc.	139,942
3,974	Hartford Financial Services Group, Inc.	97,204
1,832	Health Care REIT, Inc.	81,616
9,478	Host Hotels & Resorts, Inc.	99,709
834	Hudson City Bancorp, Inc.	11,084
55,088	J.P. Morgan Chase & Co.	2,340,689
3,208	Lincoln National Corp.	73,495
3,699	Loews Corp.	131,019
5,472	Marsh & McLennan Cos., Inc.	123,394
8,744	MetLife, Inc.	298,957
13,754	Morgan Stanley	434,351
789	PNC Financial Services Group	44,981
3,343	Principal Financial Group	84,879
6,976	Progressive Corp. Ohio	116,988
6,750	Prologis Trust	88,290
4,722	Prudential Financial	235,392
2,086	Public Storage	166,004
2,073	Regions Financial Corp.	12,148
9,599	Schwab (Charles) Corp.	175,950
4,339	Simon Property Group, Inc.	315,272
4,937	State Street Corp.	203,898
867	SunTrust Banks, Inc.	20,487
8,700	T. Rowe Price Group, Inc.	425,691
12,010	The Bank of New York Mellon Corp.	319,946
15,372	The Travelers Cos, Inc.	805,339
19,306	U.S. Bancorp	465,854
3,434	Unum Group	65,383
2,390	Ventas, Inc.	102,603
2,383	Vornado Realty Trust	155,991
  Annual Shareholder Report
  15

Shares or Principal Amount			Value in U.S. Dollars
8,168		Wells Fargo & Co.	229,031
		TOTAL	14,003,779
		Health Care – 3.2%
17,094		Abbott Laboratories	931,452
3,651		Aetna, Inc.	106,281
3,009	[1]	Amgen, Inc.	169,557
819		Bard (C.R.), Inc.	67,330
11,086		Baxter International, Inc.	604,741
2,002		Becton, Dickinson & Co.	149,750
12,547	[1]	Boston Scientific Corp.	105,018
5,753		Bristol-Myers Squibb Co.	145,608
2,292		CIGNA Corp.	73,527
2,993		Cardinal Health, Inc.	96,464
1,352	[1]	Celgene Corp.	74,968
4,600	[1]	Cephalon, Inc.	252,770
2,226	[1]	Express Scripts, Inc., Class A	190,991
2,623	[1]	Gilead Sciences, Inc.	120,789
1,455	[1]	Humana, Inc.	60,397
319	[1]	Intuitive Surgical, Inc.	89,492
16,378		Johnson & Johnson	1,029,194
904	[1]	Laboratory Corp. of America Holdings	65,956
2,922		Lilly (Eli) & Co.	107,325
2,208		McKesson HBOC, Inc.	136,940
3,903	[1]	Medco Health Solutions, Inc.	246,514
9,232		Medtronic, Inc.	391,806
18,731		Merck & Co., Inc.	678,234
52,157		Pfizer, Inc.	947,693
1,311		Quest Diagnostics, Inc.	75,959
2,886	[1]	St. Jude Medical, Inc.	105,945
2,341		Stryker Corp.	117,986
1,196	[1]	Thermo Fisher Scientific Inc.	56,487
16,935		UnitedHealth Group, Inc.	485,527
3,944	[1]	Wellpoint, Inc.	213,094
1,809	[1]	Zimmer Holdings, Inc.	107,039
		TOTAL	8,004,834
		Industrials – 4.3%
9,230		3M Co.	714,771
  Annual Shareholder Report
  16

Shares or Principal Amount			Value in U.S. Dollars
682		Avery Dennison Corp.	25,616
5,967		Boeing Co.	312,730
1,594		Burlington Northern Santa Fe	156,690
1,021		C.H. Robinson Worldwide, Inc.	56,911
2,385		CSX Corp.	113,240
9,313		Caterpillar, Inc.	543,786
784		Cintas Corp.	22,023
1,628		Cummins, Inc.	73,097
2,135		Danaher Corp.	151,414
3,448		Deere & Co.	184,503
1,250		Donnelley (R.R.) & Sons Co.	25,725
314		Dun & Bradstreet Corp.	24,677
1,343		Eaton Corp.	85,818
6,175		Emerson Electric Co.	255,707
5,468		FedEx Corp.	461,773
7,399		Fluor Corp.	314,310
3,175		General Dynamics Corp.	209,233
115,521		General Electric Co.	1,850,646
6,197		Honeywell International, Inc.	238,399
1,504		ITT Corp.	77,787
3,172		Illinois Tool Works, Inc.	154,286
1,095	[1]	Iron Mountain, Inc.	26,280
2,674		Lockheed Martin Corp.	206,513
15,283		Norfolk Southern Corp.	785,546
2,619		Northrop Grumman Corp.	143,521
3,011		PACCAR, Inc.	111,648
1,280		Pitney Bowes, Inc.	29,491
1,165		Precision Castparts Corp.	120,787
15,253		Raytheon Co.	785,987
1,962		Republic Services, Inc.	55,328
920		Robert Half International, Inc.	20,544
524	[1]	Stericycle, Inc.	28,679
13,535		Tyco International Ltd.	485,500
3,111		Union Pacific Corp.	196,802
6,075		United Parcel Service, Inc.	349,130
16,064		United Technologies Corp.	1,080,143
  Annual Shareholder Report
  17

Shares or Principal Amount			Value in U.S. Dollars
2,941		Waste Management, Inc.	96,582
		TOTAL	10,575,623
		Information Technology – 8.2%
6,155	[1]	Adobe Systems, Inc.	215,917
6,041		Altera Corp.	127,042
5,949		Analog Devices, Inc.	178,411
5,947	[1]	Apple, Inc.	1,188,865
27,230		Applied Materials, Inc.	335,201
5,798		Automatic Data Processing, Inc.	251,923
26,175	[1]	Broadcom Corp.	764,310
4,681		CA, Inc.	103,450
49,134	[1]	Cisco Systems, Inc.	1,149,736
3,416	[1]	Cognizant Technology Solutions Corp.	150,065
7,967		Corning, Inc.	132,890
8,805	[1]	Dell, Inc.	124,327
18,118	[1]	EMC Corp. Mass	304,926
13,052	[1]	eBay, Inc.	319,383
4,033	[1]	Google Inc.	2,351,239
24,517		Hewlett-Packard Co.	1,202,804
129,232		Intel Corp.	2,481,254
12,049		International Business Machines Corp.	1,522,391
3,782	[1]	Intuit, Inc.	110,472
4,558		Linear Technology Corp.	122,929
1,109		Mastercard, Inc. Class A	267,114
3,800	[1]	McAfee, Inc.	144,970
17,945	[1]	Micron Technology, Inc.	134,946
108,904		Microsoft Corp.	3,202,867
11,158		Motorola, Inc.	89,376
11,168	[1]	NVIDIA Corp.	145,854
45,828		Oracle Corp.	1,011,882
3,764		Paychex, Inc.	118,001
17,596		Qualcomm, Inc.	791,820
9,634	[1]	Symantec Corp.	171,004
25,970		Texas Instruments, Inc.	656,781
8,044		Western Union Co.	148,412
5,702		Xilinx, Inc.	129,093
  Annual Shareholder Report
  18

Shares or Principal Amount			Value in U.S. Dollars
14,055	[1]	Yahoo, Inc.	210,403
		TOTAL	20,360,058
		Materials – 3.3%
4,309		Air Products & Chemicals, Inc.	357,345
20,182		Alcoa, Inc.	252,679
2,654		BHP Billiton LTD — SPON ADR	199,846
1,972		Ball Corp.	97,437
13,802		Barrick Gold Corp.	589,207
23,460		Dow Chemical Co.	651,719
18,549		Du Pont (E.I.) de Nemours & Co.	641,425
4,922		Ecolab, Inc.	221,047
8,425		Freeport-McMoRan Copper & Gold, Inc.	697,590
8,902		International Paper Co.	226,556
11,185		Monsanto Co.	903,189
10,187		Newmont Mining Corp.	546,431
6,693		Nucor Corp.	283,850
3,567	[1]	Owens-Illinois, Inc.	111,540
3,366		PPG Industries, Inc.	200,041
3,600		Potash Corp. of Saskatchewan, Inc.	404,712
13,039		Praxair, Inc.	1,069,589
2,491		Sigma-Aldrich Corp.	132,870
6,382		United States Steel Corp.	285,020
2,552		Vulcan Materials Co.	123,721
4,365		Weyerhaeuser Co.	169,973
		TOTAL	8,165,787
		Utilities – 2.0%
9,181	[1]	AES Corp.	116,966
3,276		Ameren Corp.	85,143
6,582		American Electric Power Co., Inc.	211,875
3,754		Consolidated Edison Co.	161,084
2,714		Constellation Energy Group	86,359
2,287		DTE Energy Co.	91,732
8,137		Dominion Resources, Inc.	296,024
17,986		Duke Energy Corp.	300,006
1,819		EQT Corp.	74,852
4,492		Edison International	152,953
2,695		Entergy Corp.	211,962
  Annual Shareholder Report
  19

Shares or Principal Amount			Value in U.S. Dollars
9,230		Exelon Corp.	444,701
5,702		FPL Group, Inc.	296,333
4,303		FirstEnergy Corp.	185,373
5,081		P G & E Corp.	215,130
5,217		PPL Corp.	159,223
12,016		Progress Energy, Inc.	469,705
7,066		Public Service Enterprises Group, Inc.	221,590
2,411		Questar Corp.	95,644
3,518		Sempra Energy	186,947
23,859		Southern Co.	765,635
6,340		Xcel Energy, Inc.	128,829
		TOTAL	4,958,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,604,297)	93,550,099
		Asset-Backed Securities – 0.9%
$19,075	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	15,832
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	212,926
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	685,544
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.318%, 4/15/2041	330,831
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	70,311
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	331,479
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	302,060
250,000		Morgan Stanley Capital, Inc. A4, 6.076%, 6/11/2049	209,319
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,441,592)	2,158,302
		Collateralized Mortgage Obligations – 0.3%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	757,438
5,743	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,446
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $816,269)	760,884
		Corporate Bonds – 6.9%
		Basic Industry@0018Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	112,540
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,595
  Annual Shareholder Report
  20

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Praxair, Inc., 4.625%, 03/30/2015	109,661
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	36,472
		TOTAL	302,268
		Basic Industry@0018Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	83,583
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	70,434
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	103,800
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,761
200,000		Barrick Gold Corp., 6.950%, 04/01/2019	234,034
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	114,233
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	130,631
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	104,629
		TOTAL	853,105
		Basic Industry@0018Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	33,607
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,500
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	1,388
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	91,524
		TOTAL	147,019
		Capital Goods@0018Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,129
100,000		Boeing Co., 4.875%, 02/15/2020	104,249
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,583
		TOTAL	184,961
		Capital Goods@0018Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	51,873
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	40,917
		TOTAL	92,790
		Capital Goods@0018Diversified Manufacturing – 0.2%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	21,944
70,000		Emerson Electric Co., 4.875%, 10/15/2019	74,517
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	75,145
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	107,109
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	63,450
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,211
		TOTAL	393,376
  Annual Shareholder Report
  21

Shares or Principal Amount			Value in U.S. Dollars
		Capital Goods@0018Environmental – 0.1%
$110,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	115,496
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,255
		TOTAL	144,751
		Capital Goods@0018Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	42,324
		Communications@0018Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,678
100,000		Comcast Corp., 7.050%, 03/15/2033	110,284
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	111,995
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	127,863
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,456
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,492
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	53,530
		TOTAL	522,298
		Communications@0018Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	142,238
90,000	[2,3]	News America, Inc., 5.650%, 08/15/2020	95,528
		TOTAL	237,766
		Communications@0018Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	172,447
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	97,058
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,569
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	98,781
		TOTAL	389,855
		Communications@0018Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	15,480
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	160,810
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	49,262
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	110,536
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	44,419
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	56,387
		TOTAL	436,894
		Consumer Cyclical@0018Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	76,954
  Annual Shareholder Report
  22

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Cyclical@0018Entertainment – 0.2%
$80,000		International Speedway Corp., 5.400%, 04/15/2014	84,030
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	310,443
		TOTAL	394,473
		Consumer Cyclical@0018Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	46,652
		Consumer Cyclical@0018Retailers – 0.2%
187,274	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	180,772
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	65,318
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,000
70,000		Target Corp., Note, 5.875%, 07/15/2016	78,367
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	45,474
		TOTAL	388,931
		Consumer Non-Cyclical@0018Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,840
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	78,462
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,221
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	94,355
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	66,756
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	134,989
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	108,056
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,311
30,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	31,113
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,644
		TOTAL	720,747
		Consumer Non-Cyclical@0018Health Care – 0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,606
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	82,540
		TOTAL	106,146
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	44,555
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	110,407
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	92,300
		TOTAL	247,262
		Consumer Non-Cyclical@0018Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	49,500
		Consumer Non-Cyclical@0018Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,611
  Annual Shareholder Report
  23

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical@0018Tobacco – 0.0%
$70,000		Altria Group, Inc., 9.250%, 08/06/2019	85,621
		Energy@0018Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	128,889
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,510
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	26,117
80,000	[2,3]	Petroleos Mexicanos, 4.875%, 03/15/2015	81,164
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	22,562
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	27,872
		TOTAL	320,114
		Energy@0018Integrated – 0.1%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	70,613
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	110,391
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,262
33,340	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	34,423
100,000	[2,3]	StatoilHydro ASA, 5.125%, 4/30/2014	110,817
		TOTAL	364,506
		Energy@0018Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	56,222
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	26,154
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,127
		TOTAL	103,503
		Energy@0018Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	116,219
25,000		Valero Energy Corp., 9.375%, 03/15/2019	30,141
		TOTAL	146,360
		Financial Institution@0018Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,771
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	135,026
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	72,500
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	80,615
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	81,493
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,534
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	195,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	51,838
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	162,702
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	340,298
  Annual Shareholder Report
  24

Shares or Principal Amount			Value in U.S. Dollars
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	78,500
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	104,785
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	78,608
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,263
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	32,388
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,804
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	109,185
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,756
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,241
472,650	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	254,309
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,313
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	113,490
140,000		Wachovia Corp., 5.750%, 02/01/2018	147,946
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	39,886
		TOTAL	2,463,251
		Financial Institution@0018Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	243,718
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	54,232
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	43,214
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	101,889
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	25,284
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	28,936
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	104,481
60,000		Lehman Brothers Holdings, Note, 4.8%, 3/13/2014	12,000
30,000		Nuveen Investments, 5.500%, 09/15/2015	20,700
30,000		Nuveen Investments, 5%, 9/15/2010	29,737
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	83,381
		TOTAL	747,572
		Financial Institution@0018Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	192,674
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	63,869
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,062
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	131,625
120,000		Capital One Capital IV, 6.745%, 02/17/2037	95,400
20,000		Capital One Capital V, 10.250%, 08/15/2039	22,055
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	531,737
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	31,377
  Annual Shareholder Report
  25

Shares or Principal Amount			Value in U.S. Dollars
$80,000		International Lease Finance Corp., 4.875%, 09/01/2010	77,650
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	32,863
		TOTAL	1,278,312
		Financial Institution@0018Insurance@0018Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	50,882
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	53,314
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	48,994
		TOTAL	153,190
		Financial Institution@0018Insurance@0018Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	116,609
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	123,886
90,000		MetLife, Inc., 6.750%, 06/01/2016	103,442
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,183
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	80,979
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	255,635
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,992
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	41,409
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,380
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	102,366
750,000	[2]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	704,991
		TOTAL	1,605,872
		Financial Institution@0018Insurance@0018P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	87,365
80,000		CNA Financial Corp., 6.500%, 08/15/2016	79,590
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,661
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	50,302
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	101,028
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	31,367
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,198
		TOTAL	377,511
		Financial Institution@0018REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	47,139
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	77,151
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	36,966
40,000		Liberty Property LP, 6.625%, 10/01/2017	40,588
  Annual Shareholder Report
  26

Shares or Principal Amount			Value in U.S. Dollars
$120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	122,546
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,473
40,000		Simon Property Group LP, 6.750%, 05/15/2014	43,938
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,065
		TOTAL	443,866
		Foreign-Local-Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	61,788
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing , 5.524%, 6/15/2050	100,631
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	72,232
		TOTAL	172,863
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,532
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	44,692
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	62,732
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	118,664
50,000		Harris Corp., 5.950%, 12/01/2017	54,286
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,422
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	224,896
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	104,909
		TOTAL	699,133
		Transportation@0018Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	107,436
50,000		Union Pacific Corp., 4.875%, 01/15/2015	53,355
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	50,906
		TOTAL	211,697
		Transportation@0018Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	78,488
		Utility@0018Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	74,669
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	48,355
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	54,814
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	43,238
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,783
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,861
  Annual Shareholder Report
  27

Shares or Principal Amount			Value in U.S. Dollars
$50,000	[2,3]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.050%, 08/15/2021	52,773
90,000	[2,3]	FirstEnergy Solutions Corp., Series 144A, 4.800%, 02/15/2015	95,147
83,270	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	90,138
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	129,494
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	136,045
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	32,699
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	58,037
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	46,654
100,000		Union Electric Co., 6.000%, 04/01/2018	109,162
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	127,057
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	87,639
		TOTAL	1,264,565
		Utility@0018Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	129,109
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	18,989
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	66,922
		TOTAL	215,020
		Utility@0018Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,493
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	76,332
110,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	134,117
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	94,305
		TOTAL	414,247
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,693,653)	17,015,162
		Government AgencY – 1.1%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012 (IDENTIFIED COST $2,551,026)	2,793,165
		Governments/Agencies – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	85,087
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	34,055
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,742)	119,142
  Annual Shareholder Report
  28

Shares or Principal Amount		Value in U.S. Dollars
	Mortgage-Backed Securities – 0.4%
$9,271	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	10,239
7,288	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	8,064
20,431	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	22,286
16,502	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	18,001
5,563	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	6,068
24,878	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	26,954
68,163	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	73,055
5,665	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	5,874
1,346	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,443
18,506	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	20,002
20,564	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	22,419
13,204	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	14,416
32,606	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	35,497
75,582	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	80,217
74,557	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	79,129
35,189	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	38,067
70,222	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	75,155
80,030	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	85,724
3,420	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,031
1,862	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,062
14,759	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	16,348
651	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	698
27,133	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	30,065
2,912	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	3,161
1,531	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,696
284	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	315
  Annual Shareholder Report
  29

Shares or Principal Amount			Value in U.S. Dollars
$67,158		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	72,736
26,995		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	29,237
62,012		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	66,268
81,626		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	85,975
1,480		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,621
6,131		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,767
13,594		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,809
487		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	538
705		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	767
10,787		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,876
12,404		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	13,515
2,372		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,628
15,018		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	16,564
14,325		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	15,794
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $958,314)	1,020,081
		Municipal – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	95,291
		U.S. Treasury – 4.7%
425,000	[4,5]	United States Treasury Bill, 0.06%, 12/10/2009	424,994
3,250,000	[4,5]	United States Treasury Bill, 0.06%, 2/4/2010	3,249,912
400,000	[4,5]	United States Treasury Bill, 0.065%, 2/18/2010	399,987
3,700,000	[4,5]	United States Treasury Bill, 0.08%, 1/21/2010	3,699,974
1,600,000	[4,5]	United States Treasury Bill, 0.115%, 12/31/2009	1,599,908
1,830,000	[4,5]	United States Treasury Bill, 0.15%, 12/3/2009	1,829,992
500,000		United States Treasury Bond, 3.500%, 2/15/2039	441,484
  Annual Shareholder Report
  30

Shares or Principal Amount			Value in U.S. Dollars
$100,000		United States Treasury Note, 3.125%, 8/31/2013	106,219
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,787,748)	11,752,470
		Exchange-Traded Funds – 23.2%
22,326		iShares MSCI Brazil Index Fund	1,711,735
14,990		iShares MSCI Canada Index Fund	388,691
68,178		iShares MSCI EAFE Index Fund	3,778,425
116,535		iShares MSCI Emerging Market Index Fund	4,721,998
36,047	[1]	iShares MSCI South Korea Index Fund	1,599,766
391,652	[1]	iShares Russell 1000 Index Fund	23,589,200
345,811		iShares Russell 2000 Index Fund	20,091,619
22,208	[1]	SPDR S&P China ETF	1,609,192
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $50,235,289)	57,490,626
		Mutual Funds – 25.0%;6
199,106		Emerging Markets Fixed Income Core Fund	4,786,699
946,934		Federated Mortgage Core Portfolio	9,677,667
1,867,382		High Yield Bond Portfolio	11,484,402
36,095,022	[7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	36,095,022
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $59,546,221)	62,043,790
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $227,831,151)[8]	248,799,012
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[9]	(643,382)
		TOTAL NET ASSETS — 100%	$248,155,630
  Annual Shareholder Report
  31

    At November 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	108	$12,676,500	December 2009	$(301,812)
1OMX 30 Index Short Futures	640	$60,080,000	December 2009	$296,519
1SGX MSCI Singapore Index Short Futures	191	$12,560,160	December 2009	$230,987
[1]Swiss Market Index Short Futures	306	$19,112,760	December 2009	$85,303
[1]Topix Index Short Futures	40	$336,000,000	December 2009	$173,774
[1]United States Treasury Bonds 30-Year Short Futures	18	$2,208,938	March 2010	$(45,316)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,536,719	March 2010	$(17,877)
[1]United States Treasury Notes 5-Year Short Futures	40	$4,690,625	March 2010	$(42,274)
1AEX Index Long Futures	45	$2,751,300	December 2009	$(213,689)
1CAC 40 Index Long Futures	320	$11,758,400	December 2009	$(863,068)
1DAX Index Long Futures	64	$9,018,400	December 2009	$415,652
1FTSE 100 Index Long Futures	320	$16,628,800	December 2009	$1,003,042
1FTSE/MIB Index Long Futures	35	$3,841,600	December 2009	$(93,678)
[1]Hang Seng Index Long Futures	105	$114,177,000	December 2009	$(646,796)
1IBEX 35 Index Long Futures	45	$5,252,850	December 2009	$(199,567)
1MSCI E-Mini EAFE Index Long Futures	19	$1,483,900	December 2009	$(8,559)
[1]Russell 2000 Mini Index Long Futures	10	$579,200	December 2009	$(11,483)
1S & P 500 Index Long Futures	33	$9,032,100	December 2009	$611,193
1S&P/TSE 60 Index Long Futures	57	$7,746,300	December 2009	$213,628
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$585,979
    At November 30, 2009, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 12 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2014
Implied Credit Spread at 11/30/2009[10]	0.48%
Notional Amount	$9,920,000
Market Value	$(32,854)
Upfront Premiums Paid/(Received)	$(255,787)
Unrealized Appreciation	$222,933
  Annual Shareholder Report
  32

    At November 30, 2009, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/2/2009	12,810,634 Australian Dollar	$11,716,606	$16,657
12/2/2009	7,470,781 Canadian Dollar	$7,030,132	$48,491
12/2/2009	306,704 Canadian Dollar	$290,101	$503
12/2/2009	32,391,246 Euro	$48,247,409	$389,702
12/2/2009	1,560,492 Euro	$2,320,904	$22,254
12/3/2009	343,561,484 Japanese Yen	$3,983,322	$(8,756)
12/2/2009	16,471,084 Pound Sterling	$27,365,388	$(268,818)
12/2/2009	642,290 Pound Sterling	$1,079,105	$(22,474)
12/2/2009	62,169,688 Swedish Krona	$8,892,818	$24,810
12/2/2009	19,575,952 Swiss Francs	$19,497,960	$(8,735)
1/6/2010	7,777,485 Canadian Dollar	$7,368,532	$628
1/6/2010	32,651,737 Euro	$48,953,443	$69,528
1/6/2010	16,624,373 Pound Sterling	$27,270,289	$72,604
Contracts Sold:
12/2/2009	12,537,084 Australian Dollar	$11,385,678	$(97,040)
12/2/2009	273,550 Australian Dollar	$253,586	$3,042
12/2/2009	7,777,485 Canadian Dollar	$7,368,532	$(698)
12/2/2009	33,951,738 Euro	$50,907,236	$(73,034)
12/2/2009	17,113,374 Pound Sterling	$28,077,912	$(75,289)
12/2/2009	62,067,825 Swedish Krona	$8,870,608	$(32,408)
12/2/2009	101,863 Swedish Krona	$14,810	$198
12/2/2009	18,703,600 Swiss Francs	$18,402,716	$(218,022)
12/2/2009	872,352 Swiss Francs	$858,462	$(10,025)
12/3/2009	341,599,700 Japanese Yen	$3,770,375	$(181,517)
12/3/2009	1,961,784 Japanese Yen	$21,984	$(711)
1/6/2010	12,602,633 Australian Dollar	$11,487,300	$(16,201)
1/6/2010	333,800,000 Japanese Yen	$3,870,818	$8,472
1/6/2010	19,110,952 Swiss Francs	$19,038,985	$7,702
1/7/2010	60,037,061 Swedish Krona	$8,588,772	$(24,141)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(373,278)
    Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
  Annual Shareholder Report
  33

    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report
  34

      The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$89,517,516	$ —	$ —	$89,517,516
International	3,506,834	525,749	—	4,032,583
Debt Securities:
Asset-Backed Securities	—	2,158,302	—	2,158,302
Collateralized Mortgage Obligations	—	760,884	—	760,884
Corporate Bonds	—	17,015,162	—	17,015,162
Government Agencies	—	2,793,165	—	2,793,165
Governments/Agencies	—	119,142	—	119,142
Mortgage-Backed Securities	—	1,020,081	—	1,020,081
Municipal	—	95,291	—	95,291
U.S. Treasury	—	11,752,470	—	11,752,470
Exchange-Traded Funds	57,490,626	—	—	57,490,626
Mutual Funds	62,043,790	—	—	62,043,790
TOTAL SECURITIES	$212,558,766	$36,240,246	$ —	$248,799,012
OTHER FINANCIAL INSTRUMENTS**	$460,934	$(25,300)	$ —	$435,634
*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.
      The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    35

    Statement of Assets and Liabilities

    November 30, 2009

Assets:
Total investments in securities, at value including $62,043,790 of investments in affiliated issuers (Note 5) (identified cost $227,831,151)		$248,799,012
Cash		16,036
Income receivable		556,520
Receivable for investments sold		66,560
Receivable for shares sold		206,868
Receivable for foreign exchange contracts		664,591
Receivable for periodic payments from swap contracts		19,565
Other receivables		5,570
TOTAL ASSETS		250,334,722
Liabilities:
Payable for investments purchased	$80,000
Payable for shares redeemed	463,868
Payable for foreign exchange contracts	1,037,869
Payable for daily variation margin	302,260
Income distribution payable	11,841
Swaps, at value (premiums received $255,787)	32,854
Payable for investment adviser fee (Note 5)	749
Payable for transfer and dividend disbursing agent fees and expenses	77,681
Payable for Directors'/Trustees' fees	2,843
Payable for distribution services fee (Note 5)	48,577
Payable for shareholder services fee (Note 5)	39,794
Accrued expenses	80,756
TOTAL LIABILITIES		2,179,092
Net assets for 15,864,690 shares outstanding		$248,155,630
Net Assets Consist of:
Paid-in capital		$265,377,267
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		21,408,749
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(38,573,661)
Distributions in excess of net investment income		(56,725)
TOTAL NET ASSETS		$248,155,630
    Annual Shareholder Report
    36

    Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($149,696,003 ÷ 9,563,632 shares outstanding), no par value, unlimited shares authorized	$15.65
Offering price per share (100/94.50 of $15.65)	$16.56
Redemption proceeds per share	$15.65
Class B Shares:
Net asset value per share ($20,150,846 ÷ 1,290,750 shares outstanding), no par value, unlimited shares authorized	$15.61
Offering price per share	$15.61
Redemption proceeds per share (94.50/100 of $15.61)	$14.75
Class C Shares:
Net asset value per share ($28,278,271 ÷ 1,818,411 shares outstanding), no par value, unlimited shares authorized	$15.55
Offering price per share	$15.55
Redemption proceeds per share (99.00/100 of $15.55)	$15.39
Class K Shares:
Net asset value per share ($47,254,069 ÷ 3,014,519 shares outstanding), no par value, unlimited shares authorized	$15.68
Offering price per share	$15.68
Redemption proceeds per share	$15.68
Institutional Shares:
Net asset value per share ($2,776,441 ÷ 177,378 shares outstanding), no par value, unlimited shares authorized	$15.65
Offering price per share	$15.65
Redemption proceeds per share	$15.65
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    37

    Statement of Operations

    Year Ended November 30, 2009

Investment Income:
Dividends (including $2,232,461 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $24,801)		$4,778,547
Interest		1,707,239
Investment income allocated from affiliated partnership (Note 5)	$220,339
Expenses allocated from affiliated partnership (Note 5)	(717)
Net income allocated from affiliated partnership		219,622
TOTAL INCOME AND ALLOCATED EXPENSES		6,705,408
Expenses:
Investment adviser fee (Note 5)	1,452,949
Administrative personnel and services fee (Note 5)	288,851
Custodian fees	44,745
Transfer and dividend disbursing agent fees and expenses — Class A Shares	294,736
Transfer and dividend disbursing agent fees and expenses — Class B Shares	53,513
Transfer and dividend disbursing agent fees and expenses — Class C Shares	50,062
Transfer and dividend disbursing agent fees and expenses — Class K Shares	120,038
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	1,414
Directors'/Trustees' fees	13,278
Auditing fees	26,250
Legal fees	12,052
Portfolio accounting fees	124,846
Distribution services fee — Class B Shares (Note 5)	148,340
Distribution services fee — Class C Shares (Note 5)	170,529
Distribution services fee — Class K Shares (Note 5)	155,255
Shareholder services fee — Class A Shares (Note 5)	324,837
Shareholder services fee — Class B Shares (Note 5)	49,447
Shareholder services fee — Class C Shares (Note 5)	56,289
Account administration fee — Class A Shares	2,771
Account administration fee — Class C Shares	363
Share registration costs	64,011
Printing and postage	106,740
Insurance premiums	4,188
Miscellaneous	5,989
TOTAL EXPENSES	3,571,493
    Annual Shareholder Report
    38

    Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(287,768)
Waiver of administrative personnel and services fee (Note 5)	(57,635)
Waiver of distribution services fee — Class K Shares (Note 5)	(615)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(103,291)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(15,588)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(6,887)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(20,630)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(492,414)
Net expenses			$3,079,079
Net investment income			3,626,329
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $26,870 on sales of investments in affiliated issuers) (Note 5)			(3,314,633)
Net realized gain on futures contracts			3,825,915
Net realized gain on swap contracts			99,956
Net realized loss allocated from affiliated partnership (Note 5)			(63,219)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			37,621,136
Net change in unrealized appreciation of futures contracts			257,311
Net change in unrealized appreciation of swap contracts			57,201
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			38,483,667
Change in net assets resulting from operations			$42,109,996
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    39

    Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,626,329	$5,553,895
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	548,019	(29,685,004)
Realized gain distributions from affiliated investment company shares	—	3,037,079
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	37,935,648	(46,314,638)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,109,996	(67,408,668)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,629,338)	(4,209,600)
Class B Shares	(267,729)	(558,754)
Class C Shares	(285,201)	(436,499)
Class K Shares	(384,837)	(373,935)
Institutional Shares	(19,202)	—
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	—	(18,997,795)
Class B Shares	—	(3,970,690)
Class C Shares	—	(2,615,505)
Class K Shares	—	(1,610,535)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,586,307)	(32,773,313)
    Annual Shareholder Report
    40

    Statement of Changes in Net Assets — continued
Year Ended November 30	2009	2008
Share Transactions:
Proceeds from sale of shares	69,643,362	61,467,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	5,272,582	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	8,053,895	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	6,951,526	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,363,174	30,823,744
Cost of shares redeemed	(70,213,064)	(85,242,261)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,071,475	7,048,851
Change in net assets	61,595,164	(93,133,130)
Net Assets:
Beginning of period	186,560,466	279,693,596
End of period (including distributions in excess of net investment income of $(56,725) and $(224,475), respectively)	$248,155,630	$186,560,466
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    41

    Notes to Financial Statements

    November 30, 2009

    1. ORGANIZATION

    Federated Stock and Bond Fund (formerly, Federated Stock and Bond Fund, Inc.) (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

    Effective June 12, 2009, the Fund began offering Institutional Shares.

    On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Annual Shareholder Report
    42

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Annual Shareholder Report
    43

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Annual Shareholder Report
    44

    Premium and Discount Amortization/Paydown Gains and Losses

    All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business Trust. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

    The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

    Other Taxes

    Through September 4, 2008, as an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Swap Contracts

    Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation Annual Shareholder Report
    45

    in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2009 is $9,920,000.

    The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

    Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

    Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Futures Contracts

    The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

    Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Foreign Exchange Contracts

    The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Annual Shareholder Report
    46

    of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

    Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Restricted Securities

    The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

    Annual Shareholder Report
    47

    Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins Co, Note, 8.2%, 11/1/2026	3/31/1999	$783,526	$704,991

    Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$105,467*
Equity contracts	—	—	Payable for daily variation margin	(691,446)*
Foreign exchange contracts	Receivable for foreign exchange contracts	664,591	Payable for foreign exchange contracts	1,037,869
Credit contracts	Receivable for periodic payments from swap contracts	19,565	swaps, at value	32,854
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$684,156		$484,744
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
    Annual Shareholder Report
    48

    The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(190,823)	$ —	$(190,823)
Equity contracts	—	4,016,738	—	4,016,738
Foreign exchange contracts	—	—	(3,212)	(3,212)
Credit contracts	99,956	—	—	99,956
Total	$99,956	$3,825,915	$(3,212)	$3,922,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(270,452)	$ —	$(270,452)
Equity contracts	—	527,763	—	527,763
Foreign exchange contracts	—	—	(373,278)	(373,278)
Credit contracts	57,201	—	—	57,201
Total	$57,201	$257,311	$(373,278)	$(58,766)

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    Annual Shareholder Report
    49

    3. Shares of beneficial interest

    The following tables summarize share activity:

Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,851,463	$25,328,003	1,736,691	$28,811,635
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	138,737	1,950,574	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	192,254	2,703,126	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	184,524	2,594,400	—	—
Shares issued to shareholders in payment of distributions declared	182,962	2,452,902	1,246,091	21,865,220
Shares redeemed	(2,550,336)	(34,968,933)	(3,205,676)	(52,219,023)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(396)	$60,072	(222,894)	$(1,542,168)
Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	274,805	$3,808,687	253,445	$4,287,345
Shares issued to shareholders in payment of distributions declared	19,052	250,988	242,313	4,277,122
Shares redeemed	(656,572)	(8,884,783)	(914,395)	(15,004,715)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(362,715)	$(4,825,108)	(418,637)	$(6,440,248)
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,002,107	$13,808,180	643,591	$10,471,614
Shares issued to shareholders in payment of distributions declared	19,606	258,296	154,274	2,697,569
Shares redeemed	(783,732)	(10,601,445)	(552,725)	(8,864,283)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	237,981	$3,465,031	245,140	$4,304,900
    Annual Shareholder Report
    50

Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,822,012	$25,416,459	1,099,593	$17,896,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	192,931	2,716,507	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	339,137	4,775,071	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	269,074	3,788,720	—	—
Shares issued to shareholders in payment of distributions declared	28,544	384,790	113,667	1,983,833
Shares redeemed	(1,080,496)	(15,220,214)	(572,618)	(9,154,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,571,202	$21,861,333	640,642	$10,726,367
	Period Ended11/30/2009[1]		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	86,196	$1,282,033	—	$ —
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	43,066	605,501	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	40,945	575,698	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	40,426	568,406	—	—
Shares issued to shareholders in payment of distributions declared	1,079	16,198	—	—
Shares redeemed	(34,334)	(537,689)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	177,378	$2,510,147	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,623,450	$23,071,475	244,251	$7,048,851
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.
    Annual Shareholder Report
    51

    4. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclassification of income for defaulted securities, partnership income reclassifications, swap income reclassifications, expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

    For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$8,121,591	$127,728	$(8,249,319)

    Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$3,586,307	$15,440,201
Long-term capital gains	$ —	$17,333,112
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

    As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(82,025)
Net unrealized appreciation	$15,689,996
Capital loss carryforwards	$(32,829,608)

    The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership transactions, defaulted bond interest and discount accretion/premium amortization on debt securities.

    At November 30, 2009, the cost of investments for federal tax purposes was $231,155,224. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign commitments, futures contracts and swap contracts was $17,643,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,070,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,427,054.

    Annual Shareholder Report
    52

    At November 30, 2009, the Fund had a capital loss carryforward of $32,829,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$1,244,627
2015	$1,453,609
2016	$25,710,105
2017	$4,421,267

    As a result of the tax-free transfer of assets from Vintage Balanced Fund, Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

    Capital loss carryforwards of $1,127,965 expired during the year ended November 30, 2009.

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and
    (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $271,612 of its fee. For the year ended November 30, 2009, an affiliate of the adviser reimbursed $125,766 of transfer and dividend disbursing agent fees and expenses.

    Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2009, FIMCO and FEMCOPA earned fees of $197,451 and
    $590,549, respectively.

    Annual Shareholder Report
    53

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
    November 30, 2009, the net fee paid to FAS was 0.111% of average daily net assets of the Fund. FAS waived $57,635 of its fee.

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FSC voluntarily waived $615 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $8,507 of fees paid by the Fund.

    Sales Charges

    Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $16,165 in sales charges from the sale of Class A Shares. FSC also retained $175 of CDSC relating to redemptions of Class C Shares.

    Annual Shareholder Report
    54

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,386 of Service Fees for the year ended November 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

    Interfund Transactions

    During the year ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $64,273 and
    $26,071, respectively.

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Transactions with Affiliated Companies

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $16,156. Transactions with affiliated companies during the year ended November 30, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	47,274	250,112	98,280	199,106	$4,786,699	$220,339
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    55

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income/ Affiliated Investment Income
Federated InterContinental Fund, Institutional Shares	8,746	558	9,304	—	—	17,754
Federated Mortgage Core Portfolio	4,526,393	624,629	4,204,088	946,934	9,677,667	1,296,208
High Yield Bond Portfolio	835,952	1,909,967	878,537	1,867,382	11,484,402	803,909
Prime Value Obligations Fund, Institutional Shares	4,610,280	267,250,160	235,765,418	36,095,022	36,095,022	114,590
TOTAL OF AFFILIATED TRANSACTIONS	10,028,645	270,035,426	240,955,627	39,108,444	$62,043,790	$2,452,800

    6. EXPENSE Reduction

    The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2009, the Fund's expenses were reduced by $20,630 under these arrangements.

    7. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2009, were as follows:

Purchases	$484,030,920
Sales	$516,527,904

    8. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

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    56

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure

    12. FEDERAL TAX INFORMATION (UNAUDITED)

    For the fiscal year ended November 30, 2009, 73.53% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

    Of the ordinary income distributions made by the Fund during the year ended
    November 30, 2009, 58.06% qualify for the dividend received deduction available to corporate shareholders.

    Annual Shareholder Report
    57

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF trusteeS AND THE SHAREHOLDERS OF FEDERATED STOCK AND BOND FUND:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Stock and Bond Fund (the “Fund”), as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 1, 2005, were audited by other independent registered public accountants whose report thereon dated January 23, 2006, expressed an unqualified opinion on those statements.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Stock and Bond Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts
    January 22, 2010

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    58

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    59

    INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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    Evaluation and Approval of Advisory Contract - May 2009

    Federated Stock and Bond Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

    During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    64

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
    65

    With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
    66

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
    67

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    68

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    69

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Federated Stock and Bond Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 313911505

    Q450123 (1/10)

    Federated is a registered mark of Federated Investors, Inc.
    2010 Federated Investors, Inc.

    Item 2.                      Code of Ethics

    (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

    (c) Not Applicable

    (d) Not Applicable

    (e) Not Applicable

    (f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

    Item 3. Audit Committee Financial Expert

    The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

    Item 4.                      Principal Accountant Fees and Services

    (a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $26,250

    Fiscal year ended 2008 - $26,250

    (b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $31

    Fiscal year ended 2008 - $0

    Audit Committee Meeting.

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,664 and $0 respectively.  Fiscal year ended 2009 - Audit consent fee for N-14 merger document.

    (c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,479 respectively.  Fiscal year ended 2008 – Discussions related to accounting for REMICS.

    (e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

    The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

    Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

    The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

    AUDIT SERVICES

    The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

    In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

    AUDIT-RELATED SERVICES

    Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

    TAX SERVICES

    The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

    ALL OTHER SERVICES

    With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
    The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
    Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
    Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

    The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

    The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

    PRE-APPROVAL FEE LEVELS

    Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

    PROCEDURES

    Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

    (e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

    4(b)

    Fiscal year ended 2009– 0%

    Fiscal year ended 2008- 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(c)

    Fiscal year ended 2009– 0%

    Fiscal year ended 2008– 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(d)

    Fiscal year ended 2009– 0%

    Fiscal year ended 2008– 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
    Fiscal year ended 2009- $31,541

    Fiscal year ended 2008- $150,935

    (h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

    Item 5.                      Audit Committee of Listed Registrants

    Not Applicable

    Item 6.                      Schedule of Investments

    Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

    Item 10.                      Submission of Matters to a Vote of Security Holders

    Not Applicable

    Item 11.                                Controls and Procedures

    (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 12.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010